UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09235
                                                    ----------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
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               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
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               (Address of principal executive offices) (Zip code)

                              W.Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
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                     (Name and address of agent for service)


       registrant's telephone number, including area code: (630) 241-4141
                                                          ---------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                     Date of reporting period: JUNE 30, 2006
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


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                        FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                     FOR THE SIX MONTHS ENDED JUNE 30, 2006
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
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TABLE OF CONTENTS
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                        FIRST DEFINED PORTFOLIO FUND, LLC
                                  JUNE 30, 2006

Shareholder Letter..........................................................   1
Market Overview.............................................................   2
Performance Summaries and Portfolio Components..............................   3
Understanding Your Fund Expenses............................................  15
Portfolio of Investments....................................................  16
Statements of Assets and Liabilities........................................  38
Statements of Operations....................................................  40
Statements of Changes in Net Assets.........................................  42
Statements of Changes in Net Assets - Capital Stock Activity................  44
Financial Highlights........................................................  46
Notes to Financial Statements...............................................  58
Additional Information .....................................................  62
      Proxy Voting Policies and Procedures
      Portfolio Holdings
      Advisory Agreement

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This Semi-Annual Report contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the First Defined Portfolio Fund, LLC (the "Fund") actual results, performance or achievements to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this Semi-Annual Report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                            HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about each portfolio and presents data and analysis that provide insight into each portfolio's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, together with the market overview and discussion of each portfolio's performance by Robert F. Carey, Chief Investment Officer of First Trust Advisors L.P., the Fund's investment advisor, you can obtain an understanding of how the market environment affected its performance. The statistical information that follows can help you understand a portfolio's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen, Mr. Carey and personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the portfolios are spelled out in the prospectus.

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SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2006

Dear Shareholders:

We are pleased to present to you the semi-annual report of the First Defined Portfolio Fund, LLC (the "Fund") for the six months ended June 30, 2006. For a discussion of the market conditions that affected the Fund and how each portfolio within the Fund performed, please review the market overview and performance summaries found on the following pages.

At the beginning of this reporting period, domestic and global equity markets were generally strong, but became considerably more volatile beginning in May and through the end of June. Inflation concerns continue to weigh on investors' minds and were a factor contributing to the volatility. History has shown that stocks are prone to sudden declines in value. Sometimes stocks recover their value quickly, while other times the decline lasts for quite a while. Because it is virtually impossible to predict market declines with certainty, we believe a better way to prosper is to put a well-considered, long-term strategy into place and the patient long-term investor will be rewarded over time.

We thank you for your confidence in First Trust Advisors L.P. , the Fund's advisor, and appreciate the opportunity to assist you in achieving your financial goals.

Sincerely,


/s/ James A. Bowen

James A. Bowen
President of the First Defined Portfolio Fund, LLC
August 11, 2006

[PHOTO]   PAGE ROBERT F. CAREY, CFA
          SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER
          FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 20 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (CFA) designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV and CNBC and has been quoted by several publications, including THE WALL STREET JOURNAL, THE WALL STREET REPORTER, BLOOMBERG NEWS SERVICE, and REGISTERED REP.

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                                 MARKET OVERIEW
--------------------------------------------------------------------------------

Overall, stock markets performed in line or above long-term averages with particular strength in small and mid-cap stocks. The companies in the S&P 500 (large-cap), S&P 400 (mid-cap), and S&P 600 (small-cap) indexes increased, including dividends, with returns of 2.7%, 4.2% and 7.7%, respectively, for the six-month period ended June 30, 2006. After lagging behind large-cap stocks in the 1990s, small and mid-cap stocks have substantially outperformed their large-cap counterparts so far this decade.

In our opinion, equity market conditions remained favorable throughout most of the period with particular strength through early May 2006, as economic conditions improved from the lower expectations brought about by severe weather conditions in the Gulf Region. Gross Domestic Product in the second quarter of 2006 is forecast to have moderated somewhat, to 3.0%, according to economists surveyed by Bloomberg L.P. after expanding at a strong 5.6% rate in the first quarter. However, starting in early May 2006, stock markets began to experience meaningful weakness, particularly in the shares of those companies that had experienced the greatest increase in price leading up to that point. May 2006 saw the S&P small and mid-cap stock indexes declined by approximately 4.5%, considerably higher than the 2.5% decline for the S&P 500 large-cap index.

The Federal Open Market Committee raised interest rates steadily during the period from 3.25% to 5.25% due to increased inflation expectations. Inflation, as measured by the Consumer Price Index Headline Rate, increased from a 3.4% (December 2005) to 4.3% (June 2006). Most of the increase in interest rates was likely due to the strong recovery in capacity utilization and sharply higher commodity prices as evidenced by the price of gold.

Typically, higher interest rates put pressure on equity valuations and so the positive performance of equities in the semi-annual period ended June 30, 2006 is notable and can most likely be explained by strong earnings performance. The percentage of companies in the S&P 500 Index surpassing consensus earnings estimates has exceeded 60% in the first and second quarters of the year. As of this writing, 109 of the 165 S&P 500 companies to report second quarter 2006 earnings thus far have surpassed estimates according to Bloomberg/Thomson Financial.

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PAGE PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS+
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                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2006 (UNAUDITED)

TARGET MANAGED VIP PORTFOLIO

The Target Managed VIP Portfolio posted a total return of -0.4% for the six-month period ended June 30, 2006, which underperformed the Russell 3000 Index's total return of +3.3% for the same time period. The net asset value ("NAV") decreased from $10.51 to $10.47 during the reporting period. Seventy-seven stocks advanced and thirty-nine declined. The top performing stocks based on contribution to portfolio return were the following: TETRA Technologies, Inc. (TTI), Exxon Mobil Corp. (XOM) and Itron, Inc. (ITRI). The worst performing stocks were the following: Apple Computer, Inc. (AAPL), Amgen, Inc. (AMGN) and Intel Corp. (INTC).

The biggest contributor to portfolio performance relative to the benchmark was the energy sector. As a group, the sector was overweighted versus the benchmark. Utilities were the second biggest contributor to portfolio performance relative to the benchmark. Despite a neutral weighting relative to the benchmark, the portfolio's holdings greatly outperformed the benchmark, led by TXU Corp. and Scottish Power PLC. Portfolio performance relative to the benchmark was hurt most by its overweighting in the information technology sector. While information technology stocks had negative performance in both the portfolio and the benchmark, the higher weighting and slightly worse performance of the stocks in the portfolio caused the sector to have a greater negative impact on the portfolio compared to the benchmark.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Oil, Gas & Consumable Fuels                                                13.5%
Computers & Peripherals                                                     9.5%
Semiconductors & Semiconductor Equipment                                    6.4%
Diversified Financial Services                                              5.8%
Biotechnology                                                               5.2%
Energy Equipment & Services                                                 5.1%
Commercial Banks                                                            4.9%
Internet Software & Services                                                4.8%
Diversified Telecommunication Services                                      4.6%
Household Products                                                          3.7%
Health Care Providers & Services                                            3.4%
Communications Equipment                                                    3.2%
Electric Utilities                                                          2.9%
Specialty Retail                                                            2.6%
Insurance                                                                   2.6%
Beverages                                                                   2.6%
Industrial Conglomerates                                                    1.8%
Wireless Telecommunication Services                                         1.5%
Software                                                                    1.4%
Multi-Utilities                                                             1.2%
Pharmaceuticals                                                             1.1%
Hotels, Restaurants & Leisure                                               1.0%
Electronic Equipment & Instruments                                          1.0%
Electrical Equipment                                                        1.0%
Auto Components                                                             1.0%
Automobiles                                                                 0.9%
Construction & Engineering                                                  0.9%
Aerospace & Defense                                                         0.9%
Household Durables                                                          0.8%
Health Care Equipment & Supplies                                            0.7%
Multiline Retail                                                            0.6%
Machinery                                                                   0.5%
Trading Companies & Distributors                                            0.4%
Metals & Mining                                                             0.4%
Air Freight & Logistics                                                     0.4%
Textiles, Apparel & Luxury Goods                                            0.4%
Health Care Technology                                                      0.4%
Commercial Services & Supplies                                              0.3%
Capital Markets                                                             0.3%
Independent Power Producers & Energy Traders                                0.2%
Airlines                                                                    0.1%

+ Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

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PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS+ - (CONTINUED)
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                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2006 (UNAUDITED)

THE DOW(SM) DART 10 PORTFOLIO

The Dow(SM) DART 10 Portfolio posted a total return of +8.2% for the six-month period ended June 30, 2006, which outperformed the Dow Jones Industrial Average's total return of +5.2%. The net asset value ("NAV") increased from $8.41 to $9.10 during the period. Seven stocks advanced and three declined. The top performing stocks were the following: General Motors Corp. (GM), Boeing Company (BA) and Merck & Company, Inc. (MRK). The worst performing stocks were the following: Intel Corp. (INTC), International Business Machines Corp. (IBM) and Procter & Gamble Company (PG).

The consumer discretionary holdings within the portfolio, led by the best performer (General Motors Corp.), were the biggest contributors to the portfolio's outperformance relative to the benchmark. Despite the strong performance of the portfolio's lone industrial holding, Boeing Company, the portfolio's underweight position in this strong performing sector hurt the overall return relative to the benchmark. Information technology, an overweight position for the portfolio, was the biggest drag on performance as Intel Corp. was the worst performing stock in the Dow Industrials for the first half of 2006.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                Semiconductors & Semiconductor Equipment        7.1%
                Computers & Peripherals                         8.7%
                Pharmaceuticals                                19.9%
                Household Products                              8.9%
                Automobiles                                    14.6%
                Diversified Financial Services                  9.3%
                Aerospace & Defense                            10.7%
                Oil, Gas & Consumable Fuels                    10.2%
                Diversified Telecommunication Services         10.6%

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PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS+ - (CONTINUED)
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                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2006 (UNAUDITED)

THE DOW(SM) TARGET DIVIDEND PORTFOLIO

The Dow(SM) Target Dividend Portfolio returned +5.2% for the six-month period ended June 30, 2006. This slightly outperformed the +5.0% return of the Dow Jones Select Dividend Index(SM) over the same period. Fifteen stocks advanced for the period, while five stocks declined.

The top performing stocks were the following: Marathon Oil Corp. (MRO), ONEOK, Inc. (OKE) and SUPERVALU, Inc. (SVU). The worst performing stocks were the following: Comerica, Inc. (CMA), Lubrizol Corp. (LZ) and R.R. Donnelley & Sons Company (RRD).

The utilities sector was the biggest contributor to portfolio performance, led by ONEOK, Inc., the portfolio's best performer. The portfolio was overweighted in utilities relative to the benchmark, which had a positive impact on performance. Marathon Oil Corp. and SUPERVALU, Inc. (acquired during the period) were also both top performers. Materials, an overweight sector in the portfolio, hindered portfolio performance. The portfolio's materials holdings underperformed the benchmark, led by Lubrizol Corp., one of the portfolio's worst performing holdings.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

             Wireless Telecommunication Services              5.1%
             Chemicals                                        9.4%
             Thrifts & Mortgage Finance                       5.1%
             Oil, Gas & Consumable Fuels                      7.0%
             Commercial Banks                                 9.7%
             Commercial Services & Supplies                   4.7%
             Multi-Utilities                                 10.3%
             Diversified Financial Services                   4.6%
             Insurance                                       10.1%
             Electric Utilities                              15.8%
             Household Durables                               5.1%
             Food & Staples Retailing                         1.3%
             Gas Utilities                                   11.8%

+ Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

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PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS+ - (CONTINUED)
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                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2006 (UNAUDITED)

GLOBAL DIVIDEND TARGET 15 PORTFOLIO

The Global Dividend Target 15 Portfolio posted a total return of +13.6% for the six-month period ended June 30, 2006, which outperformed the Morgan Stanley Capital International Developed Markets World Index's total return of +6.1%. The net asset value ("NAV") increased from $15.27 to $17.34 during the period. Fifteen stocks advanced and no stocks declined. The top performing stocks were the following: General Motors Corp. (GM), Compass Group PLC (CPG LN) and Royal & Sun Alliance Insurance Group PLC (RSA LN). The worst performing stocks were the following: Vodafone Group PLC (VOD LN), Cathay Pacific Airways Ltd. (293 HK) and Pfizer, Inc. (PFE).

The biggest contributors to portfolio performance were the Dow Jones Industrial Average stocks, which included General Motors Corp., the portfolio's best performing stock. The performance of the five Financial Times 30 stocks was helped by a weakening US dollar, which boosted returns when converted from pounds.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

             Wireless Telecommunication Services              5.8%
             Airlines                                         5.9%
             Diversified Telecommunication Services          20.1%
             Auto Components                                  6.0%
             Commercial Banks                                 6.0%
             Pharmaceuticals                                 12.6%
             Industrial Conglomerates                         6.2%
             Real Estate Management & Development             6.7%
             Automobiles                                      9.3%
             Insurance                                        6.8%
             Hotels, Restaurants & Leisure                    7.6%
             Transportation Infrastructure                    7.0%

+ Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

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PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS+ - (CONTINUED)
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                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2006 (UNAUDITED)

S&P TARGET 24 PORTFOLIO

The S&P Target 24 Portfolio posted a total return of -2.0% for the six-month period ended June 30, 2006, which underperformed the S&P 500 Index's total return of +2.7%. The net asset value ("NAV") decreased from $9.02 to $8.84 during the period.

Sixteen stocks advanced and eight declined. The top performing stocks were the following: Occidental Petroleum Corp. (OXY), Harley-Davidson, Inc. (HDI) and Rockwell Automation, Inc. (ROK). The worst performing stocks were the following:
UnitedHealth Group, Inc. (UNH), Progressive Corp. (PGR) and Texas Instruments Inc. (TXN).

The consumer discretionary sector was the biggest contributor to portfolio performance, relative to the benchmark, led by Harley-Davidson, Inc., one the portfolio's top performers (by contribution to return). Portfolio performance was held back, relative to the benchmark, by the financial and health care holdings, which underperformed the benchmark.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

             Aerospace & Defense                              1.5%
             Electrical Equipment                             2.0%
             Independent Power Producers & Energy Traders     1.4%
             Energy Equipment & Services                      2.0%
             Hotels, Restaurants & Leisure                    2.2%
             Software                                         2.5%
             Semiconductors & Semiconductor Equipment        13.6%
             Electric Utilities                               2.6%
             Biotechnology                                    3.2%
             Household Products                               3.3%
             Insurance                                       13.0%
             Multiline Retail                                 3.7%
             Automobiles                                      5.7%
             Industrial Conglomerates                         9.4%
             Diversified Financial Services                   7.7%
             Beverages                                        8.3%
             Oil, Gas & Consumable Fuels                      9.4%
             Health Care Providers & Services                 8.5%

+ Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

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PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS+ - (CONTINUED)
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                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2006 (UNAUDITED)

NASDAQ(R) TARGET 15 PORTFOLIO

The NASDAQ(R) Target 15 Portfolio posted a total return of +1.0% for the six-month period ended June 30, 2006, which outperformed the NASDAQ 100 Index's total return of -4.0%. The net asset value ("NAV") increased from $9.34 to $9.43 during the period. Eight stocks advanced and seven declined. The top performing stocks were Garmin Ltd. (GRMN), C.H. Robinson Worldwide, Inc. (CHRW) and NII Holdings, Inc. (NIHD). The worst performing stocks were SanDisk Corp. (SNDK), Teva Pharmaceutical Industries Ltd. (TEVA) and Apple Computer, Inc. (AAPL).

The consumer discretionary sector, led by Garmin Ltd., the portfolio's top performing stock, was the biggest contributor to portfolio performance. The second biggest contributor to performance was the industrials sector, led by C.H. Robinson Worldwide, Inc. The portfolio was also helped by being underweighted in the information technology sector relative to the benchmark. However, the portfolio's overweighted position in the health care sector, relative to the benchmark, was a drag on performance.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

             Energy Equipment & Services                      4.5%
             Pharmaceuticals                                  5.4%
             Biotechnology                                   14.4%
             Trading Companies & Distributors                 5.5%
             Software                                         5.8%
             Semiconductors & Semiconductor Equipment        12.5%
             Health Care Providers & Services                 6.3%
             Internet Software & Services                     7.4%
             Computers & Peripherals                         11.9%
             Wireless Telecommunication Services              7.7%
             Household Durables                              10.5%
             Air Freight & Logistics                          8.1%

+ Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

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PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS+ - (CONTINUED)
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                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2006 (UNAUDITED)

FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO

The First Trust 10 Uncommon Values Portfolio posted a total return of +1.5% for the six-month period ended June 30, 2006, which underperformed the S&P 500 Index's total return of +2.7%. The net asset value ("NAV") increased from $5.23 to $5.31 during the period.

The biggest contributors to the portfolio's performance were Phelps Dodge Corp.
(PD) and Corning, Inc. (GLW). Phelps Dodge Corp. benefited from rising copper prices, and Corning, Inc. benefited from increasing demand for LCD glass in computer monitors and flat screen TVs. Performance was held back by Dell, Inc.
(DELL) and Microsoft Corp. Dell, Inc. (MSFT) declined amid slowing revenue and earnings growth and increased competition from Hewlett-Packard Company (HWP) and Lenovo Group Ltd. (LNVGY). Microsoft Corp. was hurt by an announced delay in the release of their new Vista operating system.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

             Pharmaceuticals                                  9.3%
             Communications Equipment                        10.8%
             Electric Utilities                               9.5%
             Software                                        10.4%
             Consumer Finance                                 9.7%
             Media                                           10.3%
             IT Services                                      9.8%
             Health Care Providers & Services                10.2%
             Aerospace & Defense                              9.9%
             Metals & Mining                                 10.1%

+ Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

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PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS+ - (CONTINUED)
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                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2006 (UNAUDITED)

VALUE LINE(R) TARGET 25 PORTFOLIO

The Value Line(R) Target 25 Portfolio posted a total return of -3.3% for the six-month period ended June 30, 2006, which underperformed the S&P 500 Index's total return of +2.7%. The net asset value ("NAV") decreased from $4.86 to $4.70 during the period. Twelve stocks advanced and thirteen declined. The top performing stocks were McDermott International, Inc. (MDR), Peabody Energy Corp.
(BTU) and NVIDIA Corp. (NVDA). The worst performing stocks were SanDisk Corp.
(SNDK), Apple Computer, Inc. (AAPL) and Express Scripts, Inc. (ESRX).

The biggest positive contributor to portfolio performance was the industrials sector, led by McDermott International, Inc., the portfolio's best performing stock. Portfolio performance, relative to the benchmark, was hurt most by its overweighting in the information technology sector, which contained the portfolio's two worst performing stocks (by contribution to return), SanDisk Corp. and Apple Computer, Inc.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

             Electronic Equipment & Instruments               1.3%
             Trading Companies & Distributors                 1.6%
             Software                                         1.0%
             Electrical Equipment                             1.6%
             Air Freight & Logistics                          0.5%
             Aerospace & Defense                              1.7%
             Health Care Technology                           3.3%
             Machinery                                        4.2%
             Oil, Gas & Consumable Fuels                     28.5%
             Specialty Retail                                 4.2%
             Pharmaceuticals                                  4.3%
             Industrial Conglomerates                         5.7%
             Health Care Providers & Services                 6.5%
             Computers & Peripherals                         12.4%
             Communications Equipment                         6.8%
             Semiconductors & Semiconductor Equipment         8.6%
             Energy Equipment & Services                      7.8%

+ Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

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PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS+ - (CONTINUED)
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                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2006 (UNAUDITED)

FIRST TRUST ENERGY PORTFOLIO

The First Trust Energy Portfolio posted a total return of +13.4% for the six-month period ended June 30, 2006, which outperformed the Russell 1000 Integrated Oil Index's total return of +13.0%. The net asset value ("NAV") increased from $27.96 to $31.71 during the period.

The following Standard & Poor's industry returns reflect how energy stocks fared during the period: Oil & Gas Drilling (+5.7%), Oil-Exploration & Production (+5.1%), Oil & Gas Equipment & Services (+26.5%) and Integrated Oil & Gas (+13.1%). The year-over-year estimated earnings growth rate for the companies in the S&P Energy Index is 19% for the first six months of 2006, according to Baseline First Call. Actual earnings growth rates were +47% and +52% for 2005 and 2004, respectively.

The top performing stocks were the following: Maverick Tube Corp. (MVK), Marathon Oil Corp. (MRO) and Weatherford International Ltd. (WFT). The worst performing stocks were the following: Patterson-UTI Energy, Inc. (PTEN), Nabors Industries Ltd. (NBR) and Talisman Energy Inc. (TLM). Crude oil futures in New York closed June 30, 2006 at $73.93 per barrel, up from $61.04 at the end of 2005, according to Bloomberg. During the period, the price was as high as $75.35 (04/21) and as low as $57.55 (02/16). Natural Gas futures in New York closed June 30, 2006 at $6.104 per mmBtu (10,000 million British thermal units), down from $11.225 at the end of 2005. During the period the price was as high as $11.00 (01/03) and as low as $5.75 (05/26).

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]


             Chemicals                                        0.1%
             Energy Equipment & Services                     27.4%
             Oil, Gas & Consumable Fuels                     72.5%

+ Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS+ - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2006 (UNAUDITED)

FIRST TRUST FINANCIAL SERVICES PORTFOLIO

The First Trust Financial Services Portfolio posted a total return of +5.7% for the six-month period ended June 30, 2006, which outperformed the Russell 1000 Financial Services Index's total return of +3.9%. The net asset value ("NAV") increased from $16.60 to $17.54 during the period.

The following Standard & Poor's industry returns reflect how financial stocks fared during the six-month period ended June 30, 2006: Banks (+4.7%), Property & Casualty (-1.0%), Diversified Financials (+5.1%) and Insurance Brokers (-9.5%). The year-over-year earnings growth rate estimate for the companies in the S&P Financial Index is 16% for 2006, according to Baseline First Call estimates. Actual earnings growth rates were 4% and 14% for 2005 and 2004, respectively.

The top performing stocks were the following: Bear Stearns Companies, Inc.
(BSC), IndyMac Bancorp, Inc. (NDE) and Goldman Sachs Group, Inc. (GS). The worst performing stocks were: Legg Mason, Inc. (LM), T. Rowe Price Group, Inc. (TROW) and Hartford Financial Services Group, Inc. (HIG).

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

             Thrifts & Mortgage Finance                      10.3%
             Capital Markets                                 29.4%
             Insurance                                       26.8%
             Commercial Banks                                13.3%
             Diversified Financial Services                  13.6%
             Consumer Finance                                 6.6%

+ Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS+ - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2006 (UNAUDITED)

FIRST TRUST PHARMACEUTICAL PORTFOLIO

The First Trust Pharmaceutical Portfolio posted a total return of -1.1% for the six-month period ended June 30, 2006, which outperformed the Russell 1000 Healthcare Index's total return of -3.9%. The net asset value ("NAV") decreased from $11.44 to $11.32 during the period.

The following Standard & Poor's industry returns reflect how health care stocks fared in the six-month period ended June 30, 2006: Biotechnology (-10.1%) and Pharmaceuticals (+3.3%). The 2006 year-over-year earnings growth rate estimate for the companies in the S&P Health Care Index is 5%, according to Baseline First Call estimates. Actual earnings growth rates were 9% and 11% for 2005 and 2004, respectively.

The top performing stocks were the following: AstraZeneca PLC (AZN), Shire Pharmaceuticals Group PLC (SHPGY) and Merck & Company, Inc. (MRK). The worst performing stocks were the following: Teva Pharmaceutical Industries Ltd.
(TEVA), Alcon, Inc. (ACL) and Barr Pharmaceuticals, Inc. (BRL).

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

             Health Care Equipment & Supplies                 3.8%
             Biotechnology                                   16.2%
             Pharmaceuticals                                 80.0%

+ Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS+ - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2006 (UNAUDITED)

FIRST TRUST TECHNOLOGY PORTFOLIO

The First Trust Technology Portfolio posted a total return of -7.2% for the six-month period ended June 30, 2006, which underperformed the Russell 1000 Technology Index's total return of -4.9%. The net asset value (NAV) decreased from $5.29 to $4.91 during the period.

The following Standard & Poor's industry returns reflect how technology stocks fared during the six-month period ended June 30, 2006: Computers & Peripherals (-6.6%), Software & Services (-6.0%) and Communications-Equipment (+3.3%). The year-over-year earnings growth rate for the companies in the S&P Information Technology Index is estimated at +1% for 2006, according to Baseline First Call estimates. Actual earnings growth rates were +17% and +43% for 2005 and 2004, respectively.

The top performing stocks were the following: SAP AG (SAP), Oracle Corp. (ORCL) and Cisco Systems, Inc. (CSCO). The worst performing stocks were the following:
Jabil Circuit, Inc. (JBL), Logitech International S.A. (LOGI) and Intel Corp.
(INTC).

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

             Electronic Equipment & Services                  2.3%
             IT Services                                      7.1%
             Internet Software & Services                     7.7%
             Software                                        23.6%
             Communications Equipment                        16.8%
             Computers & Peripherals                         23.0%
             Semiconductors & Semiconductor Equipment        19.5%

+ Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

FIRST DEFINED PORTFOLIO FUND
UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2006 (UNAUDITED)

As a shareholder of the Target Managed VIP Portfolio, The Dow(SM) DART 10 Portfolio, The Dow(SM) Target Dividend Portfolio, Global Dividend Target 15 Portfolio, S&P Target 24 Portfolio, NASDAQ(R) Target 15 Portfolio, First Trust 10 Uncommon Values Portfolio, Value Line(R) Target 25 Portfolio, First Trust Energy Portfolio, First Trust Financial Services Portfolio, First Trust Pharmaceutical Portfolio or First Trust Technology Portfolio (the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of January 1, 2006 to June 30, 2006.

                                 ACTUAL EXPENSES

The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you compare the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                               HYPOTHETICAL
                                                      ACTUAL                            (5% RETURN BEFORE EXPENSES)
                                    ------------------------------------------   ------------------------------------------
                                                                    EXPENSES                                     EXPENSES
                                     BEGINNING        ENDING      PAID DURING     BEGINNING        ENDING      PAID DURING
                                      ACCOUNT        ACCOUNT        PERIOD*        ACCOUNT        ACCOUNT        PERIOD*
                                       VALUE          VALUE       01/01/2006-       VALUE          VALUE       01/01/2006-   EXPENSE
                                     01/01/2006     06/30/2006     06/30/2006     01/01/2006     06/30/2006     06/30/2006    RATIO
                                    ------------   ------------   ------------   ------------   ------------   ------------  -------
Target Managed VIP Portfolio ....   $      1,000   $        996   $       7.03   $      1,000   $      1,018   $       7.10    1.42%
The Dow(SM) DART 10 Portfolio ...          1,000          1,082           7.59          1,000          1,018           7.35    1.47
The Dow(SM) Target Dividend
 Portfolio ......................          1,000          1,052           7.22          1,000          1,018           7.10    1.42
Global Dividend Target 15
 Portfolio ......................          1,000          1,136           7.78          1,000          1,018           7.35    1.47
S&P Target 24 Portfolio .........          1,000            980           7.22          1,000          1,018           7.35    1.47
NASDAQ(R) Target 15 Portfolio ...          1,000          1,010           7.32          1,000          1,018           7.35    1.47
First Trust 10 Uncommon Values
 Portfolio ......................          1,000          1,015           6.85          1,000          1,018           6.85    1.37
Value Line(R) Target 25 Portfolio          1,000            967           7.02          1,000          1,018           7.20    1.44
First Trust Energy Portfolio ....          1,000          1,134           7.78          1,000          1,018           7.35    1.47
First Trust Financial Services
 Portfolio ......................          1,000          1,057           7.50          1,000          1,018           7.35    1.47
First Trust Pharmaceutical
 Portfolio ......................          1,000            990           7.25          1,000          1,018           7.35    1.47
First Trust Technology
 Portfolio ......................          1,000            928           7.03          1,000          1,018           7.35    1.47

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days in the most recent fiscal half-year, divided by 365 days in the year (to reflect the one-half year period).

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                    -------------

COMMON STOCKS - 99.0%

                AEROSPACE & DEFENSE - 0.8%
       33,543   AAR Corp.*......................................  $     745,661
        6,345   Ceradyne, Inc.*.................................        314,014
        7,404   Rockwell Collins, Inc. .........................        413,661
                                                                  -------------
                                                                      1,473,336
                                                                  -------------
                AIR FREIGHT & LOGISTICS - 0.4%
       12,870   C.H. Robinson Worldwide, Inc. ..................        685,971
                                                                  -------------
                AIRLINES - 0.1%
       23,995   World Air Holdings, Inc.*.......................        206,117
                                                                  -------------
                AUTO COMPONENTS - 1.0%
       21,142   Drew Industries Inc.*...........................        685,001
       50,633   LKQ Corp.*......................................        962,027
                                                                  -------------
                                                                      1,647,028
                                                                  -------------
                AUTOMOBILES - 0.9%
       28,539   Harley-Davidson, Inc. ..........................      1,566,506
                                                                  -------------
                BEVERAGES - 2.6%
       32,314   Diageo PLC, Sponsored ADR.......................      2,182,811
       37,947   PepsiCo, Inc. ..................................      2,278,338
                                                                  -------------
                                                                      4,461,149
                                                                  -------------
                BIOTECHNOLOGY - 5.1%
       89,825   Amgen, Inc.*....................................      5,859,285
       50,717   Gilead Sciences, Inc.*..........................      3,000,418
                                                                  -------------
                                                                      8,859,703
                                                                  -------------
                CAPITAL MARKETS - 0.3%
       43,454   TradeStation Group, Inc.*.......................        550,562
                                                                  -------------
                COMMERCIAL BANKS - 4.8%
       71,697   ABN AMRO Holding NV, Sponsored ADR..............      1,961,630
       44,870   Barclays PLC, Sponsored ADR.....................      2,054,149
       23,502   HSBC Holdings PLC, Sponsored ADR................      2,076,402
       55,874   Lloyds TSB Group PLC, Sponsored ADR.............      2,205,347
                                                                  -------------
                                                                      8,297,528
                                                                  -------------
                COMMERCIAL SERVICES & SUPPLIES - 0.3%
       27,050   Healthcare Services Group, Inc. ................        566,697
                                                                  -------------
                COMMUNICATIONS EQUIPMENT - 3.1%
      267,793   Motorola, Inc. .................................      5,396,029
                                                                  -------------
                COMPUTERS & PERIPHERALS - 9.4%
      159,652   Apple Computer, Inc.*...........................      9,119,322
       68,940   International Business Machines Corp. ..........      5,295,971
       34,852   SanDisk Corp.*..................................      1,776,755
                                                                  -------------
                                                                     16,192,048
                                                                  -------------
                CONSTRUCTION & ENGINEERING - 0.9%
       31,281   EMCOR Group, Inc.*..............................      1,522,446
                                                                  -------------

Page 16                    See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                    -------------

COMMON STOCKS - CONTINUED

                DIVERSIFIED FINANCIAL SERVICES - 5.7%
      116,933   Citigroup, Inc. ................................  $   5,640,848
       53,748   ING Groep NV, Sponsored ADR.....................      2,113,371
       38,910   Moody's Corp. ..................................      2,119,039
                                                                  -------------
                                                                      9,873,258
                                                                  -------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - 4.6%
       49,311   BT Group PLC, Sponsored ADR.....................      2,183,984
      113,453   Deutsche Telekom AG, Sponsored ADR..............      1,819,786
       64,426   Telecom Italia SPA, Sponsored ADR...............      1,798,774
       41,874   Telefonica SA, Sponsored ADR....................      2,082,813
                                                                  -------------
                                                                      7,885,357
                                                                  -------------
                Electric Utilities - 2.8%
       47,780   Enel SPA, Sponsored ADR.........................      2,055,496
        9,430   Exelon Corp. ...................................        535,907
        5,338   PPL Corp. ......................................        172,417
       50,078   Scottish Power PLC, ADR.........................      2,160,365
                                                                  -------------
                                                                      4,924,185
                                                                  -------------
                ELECTRICAL EQUIPMENT - 1.0%
       22,796   Encore Wire Corp.*..............................        819,288
       10,710   Lamson & Sessions (The) Company*................        303,736
        7,517   Rockwell Automation, Inc. ......................        541,299
                                                                  -------------
                                                                      1,664,323
                                                                  -------------
                ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.0%
       18,563   Brightpoint, Inc.*..............................        251,157
       24,647   Itron, Inc.*....................................      1,460,581
                                                                  -------------
                                                                      1,711,738
                                                                  -------------
                ENERGY EQUIPMENT & SERVICES - 5.1%
       31,289   Atwood Oceanics, Inc.*..........................      1,551,934
       49,841   BJ Services Company.............................      1,857,076
       28,077   Hornbeck Offshore Services, Inc.*...............        997,295
       13,506   Patterson-UTI Energy, Inc. .....................        382,355
       71,347   TETRA Technologies, Inc.*.......................      2,161,101
       34,832   Veritas DGC Inc.*...............................      1,796,635
                                                                  -------------
                                                                      8,746,396
                                                                  -------------
                HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
       13,938   ICU Medical, Inc.*..............................        588,741
       26,271   Meridian Bioscience, Inc. ......................        655,461
                                                                  -------------
                                                                      1,244,202
                                                                  -------------
                HEALTH CARE PROVIDERS & SERVICES - 3.4%
       31,826   Express Scripts, Inc.*..........................      2,283,197
       39,393   HealthExtras, Inc.*.............................      1,190,456
       14,952   Horizon Health Corp.*...........................        312,198
       44,814   UnitedHealth Group, Inc. .......................      2,006,771
                                                                  -------------
                                                                      5,792,622
                                                                  -------------

                           See Notes to Financial Statements.            Page 17

PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)

                                                                      MARKET
    SHARES                                                             VALUE
--------------                                                       ----------

COMMON STOCKS - CONTINUED

                HEALTH CARE TECHNOLOGY - 0.4%
        8,341   Cerner Corp.*....................................  $    309,535
       12,589   Vital Images, Inc.*..............................       310,948
                                                                   ------------
                                                                        620,483
                                                                   ------------
                HOTELS, RESTAURANTS & LEISURE - 1.0%
       15,424   Darden Restaurants, Inc. ........................       607,706
       33,565   Papa John's International, Inc.*.................     1,114,358
                                                                   ------------
                                                                      1,722,064
                                                                   ------------
                HOUSEHOLD DURABLES - 0.7%
        8,410   Garmin Ltd. .....................................       886,750
       28,639   Tarragon Corp. ..................................       396,650
                                                                   ------------
                                                                      1,283,400
                                                                   ------------
                HOUSEHOLD PRODUCTS - 3.7%
        3,440   Clorox (The) Company.............................       209,737
       11,867   Colgate-Palmolive Company........................       710,833
       97,237   Procter & Gamble (The) Company...................     5,406,377
                                                                   ------------
                                                                      6,326,947
                                                                   ------------
                INDEPENDENT POWER PRODUCERS &
                   ENERGY TRADERS - 0.2%
        6,603   TXU Corp. .......................................       394,793
                                                                   ------------
                INDUSTRIAL CONGLOMERATES - 1.8%
       32,176   3M Company.......................................     2,598,856
       11,566   McDermott International, Inc.*...................       525,906
                                                                   ------------
                                                                      3,124,762
                                                                   ------------
                INSURANCE - 2.6%
       30,226   Argonaut Group, Inc.*............................       907,989
      103,606   Progressive (The) Corp. .........................     2,663,710
       16,223   SAFECO Corp. ....................................       914,166
                                                                   ------------
                                                                      4,485,865
                                                                   ------------
                INTERNET SOFTWARE & SERVICES - 4.7%
       34,079   Digital Insight Corp.*...........................     1,168,569
       22,356   eCollege.com*....................................       472,606
       15,588   Google Inc., Class A*............................     6,536,516
                                                                   ------------
                                                                      8,177,691
                                                                   ------------
                MACHINERY - 0.5%
       12,906   Columbus McKinnon Corp.*.........................       280,576
       12,247   Gehl Company*....................................       312,666
       12,043   JLG Industries, Inc. ............................       270,968
                                                                   ------------
                                                                        864,210
                                                                   ------------
                METALS & MINING - 0.4%
       25,461   Ryerson Inc. ....................................       687,447
                                                                   ------------
                MULTI-UTILITIES - 1.2%
       38,746   National Grid Transco PLC, Sponsored ADR ........     2,094,609
                                                                   ------------
                MULTILINE RETAIL - 0.6%
       27,994   Nordstrom, Inc. .................................     1,021,781
                                                                   ------------

Page 18                 See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)

                                                                       MARKET
    SHARES                                                              VALUE
-------------                                                        -----------

COMMON STOCKS - CONTINUED

                OIL, GAS & CONSUMABLE FUELS - 13.4%
       20,443   Atlas America, Inc.*...............................  $   916,051
       39,181   Chesapeake Energy Corp. ...........................    1,185,225
       12,825   Crosstex Energy, Inc. .............................    1,219,401
       17,695   Edge Petroleum Corp.*..............................      353,546
       34,068   ENI SPA, Sponsored ADR.............................    2,001,495
       36,987   EOG Resources, Inc. ...............................    2,564,679
      101,005   Exxon Mobil Corp. .................................    6,196,657
        8,477   Helix Energy Solutions Group Inc.*.................      342,132
       50,863   KCS Energy, Inc.*..................................    1,510,631
       17,968   Occidental Petroleum Corp. ........................    1,842,618
       28,616   Peabody Energy Corp. ..............................    1,595,342
       47,245   PetroQuest Energy, Inc.*...........................      580,169
       18,213   Southwestern Energy Company*.......................      567,517
        8,159   Western Gas Resources, Inc. .......................      488,316
       39,345   XTO Energy, Inc. ..................................    1,741,803
                                                                     -----------
                                                                      23,105,582
                                                                     -----------
                PHARMACEUTICALS - 1.1%
       16,900   Biovail Corp. .....................................      395,629
       48,902   Teva Pharmaceutical Industries Ltd.,
                    Sponsored ADR..................................    1,544,814
                                                                     -----------
                                                                       1,940,443
                                                                     -----------
                SEMICONDUCTORS & SEMICONDUCTOR
                   EQUIPMENT - 6.4%
      226,588   Intel Corp. .......................................    4,293,843
       21,509   Intevac, Inc.*.....................................      466,315
       10,457   Lam Research Corp.*................................      487,505
       22,630   National Semiconductor Corp. ......................      539,726
       64,422   NVIDIA Corp.*......................................    1,371,544
       21,075   Sigma Designs, Inc.*...............................      198,737
       21,181   Standard Microsystems Corp.*.......................      462,381
      106,433   Texas Instruments Inc. ............................    3,223,856
                                                                     -----------
                                                                      11,043,907
                                                                     -----------
                SOFTWARE - 1.4%
       23,892   Ansoft Corp.*......................................      489,308
       17,728   Autodesk, Inc.*....................................      610,907
        5,592   Intergraph Corp.*..................................      176,092
       11,521   Intuit Inc.*.......................................      695,753
       23,816   Ultimate Software Group (The), Inc.*...............      456,315
                                                                     -----------
                                                                       2,428,375
                                                                     -----------
                SPECIALTY RETAIL - 2.6%
       14,858   Dress Barn (The), Inc.*............................      376,650
        8,042   Guess?,  Inc.*.....................................      335,753
       35,399   Hibbett Sporting Goods, Inc.*......................      846,036
       17,179   Jos. A. Bank Clothiers, Inc.*......................      411,609
       22,317   Pantry (The), Inc.*................................    1,284,120
       53,972   Select Comfort Corp.*..............................    1,239,737
                                                                     -----------
                                                                       4,493,905
                                                                     -----------

                        See Notes to Financial Statements.               Page 19

PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                    -------------

COMMON STOCKS - CONTINUED

                TEXTILES, APPAREL & LUXURY GOODS - 0.4%
       20,954   Steven Madden, Ltd. ............................  $     620,657
                                                                  -------------
                TRADING COMPANIES & DISTRIBUTORS - 0.4%
       11,614   Fastenal Company................................        467,928
        4,731   Watsco, Inc. ...................................        283,008
                                                                  -------------
                                                                        750,936
                                                                  -------------
                WIRELESS TELECOMMUNICATION SERVICES - 1.5%
       11,624   NII Holdings, Inc.*.............................        655,361
       87,502   Vodafone Group PLC, Sponsored ADR...............      1,863,793
                                                                  -------------
                                                                      2,519,154
                                                                  -------------

                TOTAL COMMON STOCKS.............................    170,974,212
                (Cost $171,336,033)                               -------------

                TOTAL INVESTMENTS - 99.0%.......................    170,974,212
                (Cost $171,336,033)

                NET OTHER ASSETS & LIABILITIES - 1.0%...........      1,645,283
                                                                  -------------
                NET ASSETS - 100.0%.............................  $ 172,619,495
                                                                  =============

--------------------------------------------------------------------------------
    *  Non-income producing security.

  ADR  American Depository Receipt


Page 20                     See Notes to Financial Statements.

THE DOW(SM) DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)

                                                                       MARKET
    SHARES                                                              VALUE
--------------                                                      ------------

COMMON STOCKS - 98.8%

                AEROSPACE & DEFENSE - 10.6%
       15,877   Boeing (The) Company..............................  $  1,300,485
                                                                    ------------
                AUTOMOBILES - 14.5%
       59,448   General Motors Corp. .............................     1,770,956
                                                                    ------------
                COMPUTERS & PERIPHERALS - 8.6%
       13,714   International Business Machines Corp. ............     1,053,510
                                                                    ------------
                DIVERSIFIED FINANCIAL SERVICES - 9.2%
       23,263   Citigroup, Inc. ..................................     1,122,207
                                                                    ------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - 10.4%
       45,900   AT&T Inc. ........................................     1,280,151
                                                                    ------------
                HOUSEHOLD PRODUCTS - 8.8%
       19,342   Procter & Gamble (The) Company....................     1,075,415
                                                                    ------------
                OIL, GAS & CONSUMABLE FUELS - 10.1%
       20,094   Exxon Mobil Corp. ................................     1,232,767
                                                                    ------------
                PHARMACEUTICALS - 19.6%
       34,933   Merck & Company, Inc. ............................     1,272,609
       48,192   Pfizer, Inc. .....................................     1,131,066
                                                                    ------------
                                                                       2,403,675
                                                                    ------------
                SEMICONDUCTORS & SEMICONDUCTOR
                   EQUIPMENT - 7.0%
       45,077   Intel Corp. ......................................       854,209
                                                                    ------------

                TOTAL COMMON STOCKS...............................    12,093,375
                (Cost $11,537,419)                                  ------------

                TOTAL INVESTMENTS - 98.8%.........................    12,093,375
                (Cost $11,537,419)

                NET OTHER ASSETS & LIABILITIES - 1.2%.............       141,160
                                                                    ------------
                NET ASSETS - 100.0%...............................  $ 12,234,535
                                                                    ============

--------------------------------------------------------------------------------


                         See Notes to Financial Statements.              Page 21

THE DOW(SM) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)

                                                                       MARKET
    SHARES                                                              VALUE
--------------                                                     -------------

COMMON STOCKS - 98.6%

                CHEMICALS - 9.3%
       87,271   Lubrizol (The) Corp. ............................  $   3,477,749
      158,583   Lyondell Chemical Company........................      3,593,491
                                                                   -------------
                                                                       7,071,240
                                                                   -------------
                COMMERCIAL BANKS - 9.6%
       62,913   Comerica, Inc. ..................................      3,270,847
      110,412   Provident Bankshares Corp. ......................      4,017,893
                                                                   -------------
                                                                       7,288,740
                                                                   -------------
                COMMERCIAL SERVICES & SUPPLIES - 4.6%
      109,966   R.R. Donnelley & Sons Company....................      3,513,414
                                                                   -------------
                DIVERSIFIED FINANCIAL SERVICES - 4.6%
       83,129   JPMorgan Chase & Company.........................      3,491,418
                                                                   -------------
                ELECTRIC UTILITIES - 15.6%
      230,100   Duquesne Light Holdings, Inc. ...................      3,782,844
       55,270   Entergy Corp. ...................................      3,910,352
       77,327   FirstEnergy Corp. ...............................      4,191,897
                                                                   -------------
                                                                      11,885,093
                                                                   -------------
                FOOD & STAPLES RETAILING - 1.3%
       32,445   SUPERVALU, Inc. .................................        996,062
                                                                   -------------
                GAS UTILITIES - 11.6%
       96,693   Nicor Inc. ......................................      4,012,759
      142,595   ONEOK, Inc. .....................................      4,853,934
                                                                   -------------
                                                                       8,866,693
                                                                   -------------
                HOUSEHOLD DURABLES - 5.0%
      272,430   La-Z-Boy Inc. ...................................      3,814,020
                                                                   -------------
                INSURANCE - 10.0%
       84,915   Cincinnati Financial Corp. ......................      3,991,854
       82,986   Unitrin, Inc. ...................................      3,617,360
                                                                   -------------
                                                                       7,609,214
                                                                   -------------
                MULTI-UTILITIES - 10.1%
      166,997   Energy East Corp. ...............................      3,996,238
       96,500   SCANA Corp. .....................................      3,722,970
                                                                   -------------
                                                                       7,719,208
                                                                   -------------
                OIL, GAS & CONSUMABLE FUELS - 6.9%
       62,703   Marathon Oil Corp.  .............................      5,223,160
                                                                   -------------
                THRIFTS & MORTGAGE FINANCE - 5.0%
      164,685   Washington Federal, Inc. ........................      3,819,045
                                                                   -------------
                WIRELESS TELECOMMUNICATION SERVICES - 5.0%
       60,162   ALLTEL Corp. ....................................      3,840,140
                                                                   -------------

                TOTAL COMMON STOCKS..............................     75,137,447
                (Cost $74,708,364)                                 -------------


Page 22                      See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)

                                                                    MARKET
                                                                     VALUE
                                                                -------------

      TOTAL INVESTMENTS - 98.6%...............................  $  75,137,447
      (Cost $74,708,364)

      NET OTHER ASSETS & LIABILITIES - 1.4%...................      1,062,352
                                                                -------------
      NET ASSETS - 100.0%.....................................  $  76,199,799
                                                                =============

--------------------------------------------------------------------------------

                      See Notes to Financial Statements.                 Page 23

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)

                                                                       MARKET
    SHARES                                                              VALUE
--------------                                                       -----------

COMMON STOCKS - 97.9%

                HONG KONG - 31.2%
    1,497,349   BOC Hong Kong (Holdings) Ltd. ...................  $   2,930,562
    1,645,069   Cathay Pacific Airways Ltd. .....................      2,880,762
    1,027,378   CITIC Pacific Ltd. ..............................      3,029,354
    1,553,103   COSCO Pacific Ltd. ..............................      3,439,641
    1,825,518   Hang Lung Properties Ltd. .......................      3,267,272
                                                                   -------------
                                                                      15,547,591
                                                                   -------------
                UNITED KINGDOM - 32.3%
      756,271   BT Group PLC.....................................      3,345,930
      764,006   Compass Group PLC................................      3,705,098
      575,621   GKN PLC..........................................      2,905,940
    1,326,085   Royal & Sun Alliance Insurance Group PLC.........      3,298,231
    1,331,337   Vodafone Group PLC...............................      2,837,372
                                                                   -------------
                                                                      16,092,571
                                                                   -------------
                UNITED STATES - 34.4%
      117,630   AT&T Inc. .......................................      3,280,701
      152,343   General Motors Corp. ............................      4,538,298
       89,522   Merck & Company, Inc. ...........................      3,261,287
      123,498   Pfizer, Inc. ....................................      2,898,498
       95,674   Verizon Communications, Inc. ....................      3,204,122
                                                                   -------------
                                                                      17,182,906
                                                                   -------------

                TOTAL COMMON STOCKS..............................     48,823,068
                (Cost $44,345,589)                                 -------------

                TOTAL INVESTMENTS - 97.9%........................     48,823,068
                (COST $44,345,589)

                NET OTHER ASSETS & LIABILITIES - 2.1%............      1,061,932
                                                                   -------------
                NET ASSETS - 100.0%..............................  $  49,885,000
                                                                   =============

--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

                Diversified Telecommunication Services...........          19.7%
                Pharmaceuticals..................................          12.3
                Automobiles......................................           9.1
                Hotels, Restaurants & Leisure....................           7.5
                Transportation Infrastructure....................           6.9
                Insurance........................................           6.6
                Real Estate Management & Development.............           6.5
                Industrial Conglomerates.........................           6.1
                Commercial Banks.................................           5.9
                Auto Components..................................           5.8
                Airlines.........................................           5.8
                Wireless Telecommunication Services..............           5.7
                Net Other Assets and Liabilities.................           2.1
                                                                   ------------
                                                                          100.0%
                                                                   ============


Page 24               See Notes to Financial Statements.

S&P TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                     -------------

COMMON STOCKS - 99.2%

                AEROSPACE & DEFENSE - 1.5%
        4,071   Rockwell Collins, Inc. ...........................  $    227,447
                                                                    ------------
                AUTOMOBILES - 5.6%
       15,694   Harley-Davidson, Inc. ............................       861,444
                                                                    ------------
                BEVERAGES - 8.2%
       20,866   PepsiCo, Inc. ....................................     1,252,795
                                                                    ------------
                BIOTECHNOLOGY - 3.2%
        8,295   Gilead Sciences, Inc.*............................       490,732
                                                                    ------------
                COMPUTERS & PERIPHERALS - 0.0%
        3,764   Seagate Technology, Inc. (Escrow Shares) +*.......             0
                                                                    ------------
                DIVERSIFIED FINANCIAL SERVICES - 7.6%
       21,396   Moody's Corp. ....................................     1,165,226
                                                                    ------------
                ELECTRIC UTILITIES - 2.6%
        5,184   Exelon Corp. .....................................       294,607
        2,937   PPL Corp. ........................................        94,865
                                                                    ------------
                                                                         389,472
                                                                    ------------
                ELECTRICAL EQUIPMENT - 1.9%
        4,133   Rockwell Automation, Inc. ........................       297,617
                                                                    ------------
                ENERGY EQUIPMENT & SERVICES - 2.0%
        8,015   BJ Services Company...............................       298,639
                                                                    ------------
                HEALTH CARE PROVIDERS & SERVICES - 8.5%
        2,635   Express Scripts, Inc.*............................       189,035
       24,644   UnitedHealth Group, Inc. .........................     1,103,558
                                                                    ------------
                                                                       1,292,593
                                                                    ------------
                HOTELS, RESTAURANTS & LEISURE - 2.2%
        8,481   Darden Restaurants, Inc. .........................       334,151
                                                                    ------------
                HOUSEHOLD PRODUCTS - 3.3%
        1,891   Clorox (The) Company..............................       115,294
        6,526   Colgate-Palmolive Company.........................       390,907
                                                                    ------------
                                                                         506,201
                                                                    ------------
                INDEPENDENT POWER PRODUCERS
                   & ENERGY TRADERS - 1.4%
        3,631   TXU Corp. ........................................       217,098
                                                                    ------------
                INDUSTRIAL CONGLOMERATES - 9.3%
       17,694   3M Company........................................     1,429,144
                                                                    ------------
                INSURANCE - 12.9%
       56,975   Progressive (The) Corp. ..........................     1,464,827
        8,922   SAFECO Corp. .....................................       502,755
                                                                    ------------
                                                                       1,967,582
                                                                    ------------
                MULTILINE RETAIL - 3.7%
       15,394   Nordstrom, Inc. ..................................       561,881
                                                                    ------------

                        See Notes to Financial Statements.               Page 25

PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)

                                                                      MARKET
    SHARES                                                             VALUE
--------------                                                    -------------

COMMON STOCKS - CONTINUED

                OIL, GAS & CONSUMABLE FUELS - 9.3%
        5,946   EOG Resources, Inc. ............................  $     412,296
        9,882   Occidental Petroleum Corp. .....................      1,013,399
                                                                  -------------
                                                                      1,425,695
                                                                  -------------
                SEMICONDUCTORS & SEMICONDUCTOR
                   EQUIPMENT - 13.5%
       12,442   National Semiconductor Corp. ...................        296,742
       58,527   Texas Instruments Inc. .........................      1,772,783
                                                                  -------------
                                                                      2,069,525
                                                                  -------------
                SOFTWARE - 2.5%
        6,336   Intuit Inc.*....................................        382,631
                                                                  -------------

                TOTAL COMMON STOCKS.............................     15,169,873
                (Cost $15,199,714)                                -------------

                TOTAL INVESTMENTS - 99.2%.......................     15,169,873
                (Cost $15,199,714)

                NET OTHER ASSETS & LIABILITIES - 0.8%...........        124,112
                                                                  -------------
                NET ASSETS - 100.0%.............................  $  15,293,985
                                                                  =============

--------------------------------------------------------------------------------
*     Non-income producing security.

+ Security is fair valued and market value is determined in accordance with procedures adopted by the Board of Trustees.


Page 26                       See Notes to Financial Statements.

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)

                                                                       MARKET
    SHARES                                                              VALUE
--------------                                                      ------------

COMMON STOCKS - 98.5%

                AIR FREIGHT & LOGISTICS - 8.0%
        9,604   C.H. Robinson Worldwide, Inc. ....................  $    511,893
                                                                    ------------
                BIOTECHNOLOGY - 14.2%
        5,903   Amgen, Inc.*......................................       385,053
        8,831   Gilead Sciences, Inc.*............................       522,442
                                                                    ------------
                                                                         907,495
                                                                    ------------
                COMPUTERS & PERIPHERALS - 11.7%
        6,528   Apple Computer, Inc.*.............................       372,879
        7,443   SanDisk Corp.*....................................       379,444
                                                                    ------------
                                                                         752,323
                                                                    ------------
                ENERGY EQUIPMENT & SERVICES - 4.4%
       10,077   Patterson-UTI Energy, Inc. .......................       285,280
                                                                    ------------
                HEALTH CARE PROVIDERS & SERVICES - 6.2%
        5,523   Express Scripts, Inc.*............................       396,220
                                                                    ------------
                HOUSEHOLD DURABLES - 10.3%
        6,276   Garmin Ltd. ......................................       661,741
                                                                    ------------
                INTERNET SOFTWARE & SERVICES - 7.3%
        1,110   Google Inc., Class A*.............................       465,456
                                                                    ------------
                PHARMACEUTICALS - 5.3%
       10,779   Teva Pharmaceutical Industries Ltd.,
                    Sponsored ADR.................................       340,509
                                                                    ------------
                SEMICONDUCTORS & SEMICONDUCTOR
                   EQUIPMENT - 12.4%
        7,801   Lam Research Corp.*...............................       363,683
       20,102   NVIDIA Corp.*.....................................       427,972
                                                                    ------------
                                                                         791,655
                                                                    ------------
                SOFTWARE - 5.7%
       10,540   Autodesk, Inc.*...................................       363,208
                                                                    ------------
                TRADING COMPANIES & DISTRIBUTORS - 5.4%
        8,666   Fastenal Company..................................       349,153
                                                                    ------------
                WIRELESS TELECOMMUNICATION SERVICES - 7.6%
        8,673   NII Holdings, Inc.*...............................       488,984
                                                                    ------------

                TOTAL COMMON STOCKS...............................     6,313,917
                (Cost $5,942,161)                                   ------------

                TOTAL INVESTMENTS - 98.5%.........................     6,313,917
                (Cost $5,942,161)

                NET OTHER ASSETS & LIABILITIES - 1.5%.............        95,573
                                                                    ------------
                NET ASSETS - 100.0%...............................  $  6,409,490
                                                                    ============

--------------------------------------------------------------------------------
          *  Non-income producing security.

        ADR  American Depository Receipt

                       See Notes to Financial Statements.                Page 27

FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)

                                                                      MARKET
    SHARES                                                             VALUE
--------------                                                     ------------

COMMON STOCKS - 100.0%

                AEROSPACE & DEFENSE - 9.9%
        9,989   United Technologies Corp. .......................  $    633,502
                                                                   ------------
                COMMUNICATIONS EQUIPMENT - 10.8%
       28,398   Corning, Inc.*...................................       686,948
                                                                   ------------
                CONSUMER FINANCE - 9.7%
        7,252   Capital One Financial Corp. .....................       619,683
                                                                   ------------
                ELECTRIC UTILITIES - 9.5%
       10,694   Exelon Corp. ....................................       607,740
                                                                   ------------
                HEALTH CARE PROVIDERS & SERVICES - 10.2%
       13,663   Omnicare, Inc. ..................................       647,900
                                                                   ------------
                IT SERVICES - 9.8%
       13,689   Automatic Data Processing, Inc. .................       620,796
                                                                   ------------
                MEDIA - 10.3%
       32,315   Regal Entertainment Group, Class A ..............       656,641
                                                                   ------------
                METALS & MINING - 10.1%
        7,834   Phelps Dodge Corp. ..............................       643,641
                                                                   ------------
                PHARMACEUTICALS - 9.3%
        9,899   Johnson & Johnson................................       593,148
                                                                   ------------
                SOFTWARE - 10.4%
       10,975   Intuit Inc.*.....................................       662,780
                                                                   ------------

                TOTAL COMMON STOCKS..............................     6,372,779
                (Cost $5,882,065)                                  ------------

                TOTAL INVESTMENTS - 100.0%.......................     6,372,779
                (Cost $5,882,065)

                NET OTHER ASSETS & LIABILITIES - 0.0%............         3,046
                                                                   ------------
                NET ASSETS - 100.0%..............................  $  6,375,825
                                                                   ============

--------------------------------------------------------------------------------
          *   Non-income producing security.


Page 28                  See Notes to Financial Statements.

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                    --------------

COMMON STOCKS - 99.1%

                AEROSPACE & DEFENSE - 1.7%
       15,817   Ceradyne, Inc.*.................................  $      782,783
                                                                  --------------
                COMMUNICATIONS EQUIPMENT - 6.8%
      156,036   Motorola, Inc. .................................       3,144,125
                                                                  --------------
                COMPUTERS & PERIPHERALS - 12.3%
       49,789   Apple Computer, Inc.*...........................       2,843,948
       56,767   SanDisk Corp.*..................................       2,893,982
                                                                  --------------
                                                                       5,737,930
                                                                  --------------
                ELECTRICAL EQUIPMENT - 1.6%
       26,701   Lamson & Sessions (The) Company*................         757,240
                                                                  --------------
                ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.4%
       46,236   Brightpoint, Inc.*..............................         625,573
                                                                  --------------
                ENERGY EQUIPMENT & SERVICES - 7.8%
       96,964   BJ Services Company.............................       3,612,879
                                                                  --------------
                HEALTH CARE PROVIDERS & SERVICES - 6.5%
       42,137   Express Scripts, Inc.*..........................       3,022,908
                                                                  --------------
                HEALTH CARE TECHNOLOGY - 3.3%
       41,588   Cerner Corp.*...................................       1,543,331
                                                                  --------------
                INDUSTRIAL CONGLOMERATES - 5.6%
       57,660   McDermott International, Inc.*..................       2,621,800
                                                                  --------------
                MACHINERY - 4.2%
       31,946   Columbus McKinnon Corp.*........................         694,506
       55,553   JLG Industries, Inc. ...........................       1,249,943
                                                                  --------------
                                                                       1,944,449
                                                                  --------------
                OIL, GAS & CONSUMABLE FUELS - 28.3%
       70,623   Chesapeake Energy Corp. ........................       2,136,346
       28,360   EOG Resources, Inc. ............................       1,966,482
       42,264   Helix Energy Solutions Group Inc.*..............       1,705,775
       53,146   Peabody Energy Corp. ...........................       2,962,890
       38,139   Southwestern Energy Company*....................       1,188,411
       17,094   Western Gas Resources, Inc. ....................       1,023,076
       49,304   XTO Energy, Inc. ...............................       2,182,688
                                                                  --------------
                                                                      13,165,668
                                                                  --------------
                PHARMACEUTICALS - 4.2%
       84,259   Biovail Corp. ..................................       1,972,503
                                                                  --------------
                SEMICONDUCTORS & SEMICONDUCTOR
                   EQUIPMENT - 8.6%
      186,868   NVIDIA Corp.*...................................       3,978,420
                                                                  --------------
                SOFTWARE - 1.0%
       15,365   Intergraph Corp.*...............................         483,844
                                                                  --------------
                SPECIALTY RETAIL - 4.2%
       37,044   Dress Barn (The), Inc.*.........................         939,065
       24,085   Guess?,  Inc.*..................................       1,005,549
                                                                  --------------
                                                                       1,944,614
                                                                  --------------

                        See Notes to Financial Statements.               Page 29

PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                    --------------

COMMON STOCKS - CONTINUED

                TRADING COMPANIES & DISTRIBUTORS - 1.6%
       12,640   Watsco, Inc. ...................................  $      756,125
                                                                  --------------

                TOTAL COMMON STOCKS.............................      46,094,192
                (Cost $47,539,807)                                --------------


                TOTAL INVESTMENTS - 99.1%.......................      46,094,192
                (Cost $47,539,807)

                NET OTHER ASSETS & LIABILITIES - 0.9%...........         437,597
                                                                  --------------
                NET ASSETS - 100.0%.............................  $   46,531,789
                                                                  ==============

--------------------------------------------------------------------------------
          *  Non-income producing security.


Page 30               See Notes to Financial Statements.

FIRST TRUST ENERGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)

                                                                       MARKET
    SHARES                                                              VALUE
--------------                                                       -----------

COMMON STOCKS - 97.6%

                CHEMICALS - 0.1%
           73   Arkema, Sponsored ADR*...........................  $       2,848
                                                                   -------------
                ENERGY EQUIPMENT & SERVICES - 26.8%
        5,079   BJ Services Company..............................        189,244
        4,338   Grant Prideco, Inc.*.............................        194,126
        2,754   Maverick Tube Corp.*.............................        174,025
        5,742   Nabors Industries Ltd.*..........................        194,022
        2,984   National-Oilwell Varco Inc.*.....................        188,947
        6,853   Patterson-UTI Energy, Inc. ......................        194,008
        3,794   Weatherford International Ltd.*..................        188,258
                                                                   -------------
                                                                       1,322,630
                                                                   -------------
                OIL, GAS & CONSUMABLE FUELS - 70.7%
        2,911   Apache Corp. ....................................        198,676
        2,781   BP PLC, Sponsored ADR............................        193,585
        3,013   Chevron Corp. ...................................        186,987
        2,937   ConocoPhillips ..................................        192,462
        3,288   Devon Energy Corp. ..............................        198,628
        3,274   ENI SPA, Sponsored ADR...........................        192,348
        3,104   Exxon Mobil Corp. ...............................        190,430
        5,161   Helix Energy Solutions Group Inc.*...............        208,298
        2,410   Marathon Oil Corp. ..............................        200,753
        1,846   Occidental Petroleum Corp. ......................        189,307
        4,047   Petro-Canada.....................................        191,868
        1,741   PetroChina Company Ltd., ADR ....................        187,976
        2,173   Petroleo Brasileiro S.A., ADR ...................        194,071
        2,806   Royal Dutch Shell PLC, Class A, ADR..............        187,946
       10,560   Talisman Energy Inc. ............................        184,589
        2,954   Total SA, Sponsored ADR .........................        193,546
        3,049   Valero Energy Corp. .............................        202,819
        4,412   XTO Energy, Inc. ................................        195,319
                                                                   -------------
                                                                       3,489,608
                                                                   -------------

                TOTAL COMMON STOCKS..............................      4,815,086
                (Cost $2,984,761)                                  -------------

                TOTAL INVESTMENTS - 97.6%........................      4,815,086
                (Cost $2,984,761)

                NET OTHER ASSETS & LIABILITIES - 2.4%............        116,696
                                                                   -------------
                NET ASSETS - 100.0%..............................  $   4,931,782
                                                                   =============

--------------------------------------------------------------------------------
          *  Non-income producing security.

        ADR  American Depository Receipt

                       See Notes to Financial Statements.                Page 31

FIRST TRUST FINANCIAL SERVICES PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)

                                                                      MARKET
    SHARES                                                             VALUE
--------------                                                     ------------

COMMON STOCKS - 97.5%

                CAPITAL MARKETS - 28.6%
        1,170   Affiliated Managers Group, Inc.*.................  $    101,661
          851   Bear Stearns Companies (The), Inc. ..............       119,208
        4,509   E*TRADE Financial Corp.*.........................       102,895
          769   Goldman Sachs Group (The), Inc. .................       115,681
          959   Legg Mason, Inc. ................................        95,440
        1,652   Lehman Brothers Holdings, Inc. ..................       107,628
        1,553   Merrill Lynch & Company, Inc. ...................       108,027
        1,858   Morgan Stanley...................................       117,444
        2,934   T. Rowe Price Group, Inc. .......................       110,935
                                                                   ------------
                                                                        978,919
                                                                   ------------
                COMMERCIAL BANKS - 12.9%
        2,778   First Horizon National Corp. ....................       111,676
        3,500   U.S. BanCorp. ...................................       108,080
        2,092   Wachovia Corp.  .................................       113,135
        1,625   Wells Fargo & Company............................       109,005
                                                                   ------------
                                                                        441,896
                                                                   ------------
                CONSUMER FINANCE - 6.5%
        2,050   American Express Company.........................       109,101
        1,310   Capital One Financial Corp. .....................       111,939
                                                                   ------------
                                                                        221,040
                                                                   ------------
                DIVERSIFIED FINANCIAL SERVICES - 13.3%
        2,356   Bank of America Corp. ...........................       113,324
        2,255   Citigroup, Inc. .................................       108,781
        2,991   ING Groep NV, Sponsored ADR......................       117,606
        2,742   JPMorgan Chase & Company.........................       115,164
                                                                   ------------
                                                                        454,875
                                                                   ------------
                INSURANCE - 26.2%
        2,330   AFLAC, Inc. .....................................       107,995
        2,021   Allstate (The) Corp. ............................       110,609
        2,224   Chubb (The) Corp. ...............................       110,978
        3,406   Genworth Financial Inc., Class A.................       118,665
        1,288   Hartford Financial Services Group (The), Inc. ...       108,965
        3,514   Manulife Financial Corp. ........................       111,640
        2,201   MetLife, Inc. ...................................       112,713
        1,443   Prudential Financial, Inc. ......................       112,121
                                                                   ------------
                                                                        893,686
                                                                   ------------
                THRIFTS & MORTGAGE FINANCE - 10.0%
        2,952   Countrywide Financial Corp. .....................       112,412
        2,562   IndyMac Bancorp, Inc. ...........................       117,468
        2,472   Washington Mutual, Inc. .........................       112,674
                                                                   ------------
                                                                        342,554
                                                                   ------------

                TOTAL COMMON STOCKS..............................     3,332,970
                (Cost $2,531,129)                                  ------------


Page 32                    See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)

                                                                    MARKET
                                                                     VALUE
                                                                -------------

           TOTAL INVESTMENTS - 97.5%..........................  $   3,332,970
           (Cost $2,531,129)

           NET OTHER ASSETS & LIABILITIES - 2.5%..............         86,391
                                                                -------------
           NET ASSETS - 100.0%................................  $   3,419,361
                                                                =============

--------------------------------------------------------------------------------
          *  Non-income producing security.

        ADR  American Depository Receipt

                      See Notes to Financial Statements.                 Page 33

FIRST TRUST PHARMACEUTICAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)

                                                                       MARKET
    SHARES                                                              VALUE
--------------                                                      ------------

COMMON STOCKS - 98.5%

                BIOTECHNOLOGY - 16.0%
        1,589   Amgen, Inc.*......................................  $    103,650
        2,281   Biogen Idec, Inc.*................................       105,679
        1,878   Cephalon, Inc.*...................................       112,868
        6,777   SERONO SA, ADR....................................       116,226
                                                                    ------------
                                                                         438,423
                                                                    ------------
                HEALTH CARE EQUIPMENT & SUPPLIES - 3.7%
        1,043   Alcon, Inc. ......................................       102,788
                                                                    ------------
                PHARMACEUTICALS - 78.8%
        2,477   Abbott Laboratories...............................       108,022
        1,069   Allergan, Inc. ...................................       114,661
        1,918   AstraZeneca PLC, Sponsored ADR....................       114,735
        1,893   Barr Pharmaceuticals, Inc.*.......................        90,277
        4,495   Biovail Corp. ....................................       105,228
        3,783   Endo Pharmaceuticals Holdings, Inc.*..............       124,763
        2,671   Forest Laboratories, Inc.*........................       103,341
        1,979   GlaxoSmithKline PLC, ADR..........................       110,428
        1,733   Johnson & Johnson.................................       103,841
        2,645   Kos Pharmaceuticals, Inc.*........................        99,505
        2,026   Lilly (Eli) & Company.............................       111,977
        3,184   Merck & Company, Inc. ............................       115,993
        5,094   Mylan Laboratories, Inc. .........................       101,880
        1,995   Novartis AG, ADR..................................       107,570
        1,740   Novo Nordisk A/S, Sponsored ADR...................       110,647
        4,633   Pfizer, Inc. .....................................       108,737
        2,362   Sanofi-Aventis, ADR...............................       115,029
        2,564   Shire Pharmaceuticals Group PLC,
                    Sponsored ADR.................................       113,406
        2,895   Teva Pharmaceutical Industries Ltd.,
                    Sponsored ADR.................................        91,453
        2,457   Wyeth.............................................       109,115
                                                                    ------------
                                                                       2,160,608
                                                                    ------------

                TOTAL COMMON STOCKS...............................     2,701,819
                (Cost $2,484,723)                                   ------------


                TOTAL INVESTMENTS - 98.5%.........................     2,701,819
                (Cost $2,484,723)

                NET OTHER ASSETS & LIABILITIES - 1.5%.............        41,224
                                                                    ------------
                NET ASSETS - 100.0%...............................  $  2,743,043
                                                                    ============

--------------------------------------------------------------------------------
          *     Non-income producing security.

        ADR     American Depository Receipt


Page 34                   See Notes to Financial Statements.

FIRST TRUST TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)

                                                                       MARKET
    SHARES                                                              VALUE
--------------                                                       -----------

COMMON STOCKS - 93.2%

                COMMUNICATIONS EQUIPMENT - 15.7%
        2,088   Cisco Systems, Inc.*.............................  $      40,779
        1,681   Corning, Inc.*...................................         40,663
        1,975   Motorola, Inc. ..................................         39,796
        2,084   Nokia Corp., Sponsored ADR.......................         42,222
          894   QUALCOMM, Inc. ..................................         35,823
                                                                   -------------
                                                                         199,283
                                                                   -------------
                COMPUTERS & PERIPHERALS - 21.4%
          672   Apple Computer, Inc.*............................         38,385
        1,521   Dell Inc.*.......................................         37,128
        3,320   EMC Corp.*.......................................         36,420
        1,375   Hewlett-Packard Company..........................         43,560
        1,038   Logitech International S.A., ADR*................         40,254
          727   SanDisk Corp.*...................................         37,062
        1,719   Seagate Technology, Inc.*........................         38,918
                                                                   -------------
                                                                         271,727
                                                                   -------------
                ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.1%
        1,056   Jabil Circuit, Inc. .............................         27,034
                                                                   -------------
                INTERNET SOFTWARE & SERVICES - 7.2%
          106   Google Inc., Class A*............................         44,449
        1,403   Yahoo! Inc.*.....................................         46,299
                                                                   -------------
                                                                          90,748
                                                                   -------------
                IT SERVICES - 6.6%
        1,505   Accenture Ltd., Class A..........................         42,622
          914   Fiserv, Inc.*....................................         41,459
                                                                   -------------
                                                                          84,081
                                                                   -------------
                SEMICONDUCTORS & SEMICONDUCTOR
                   EQUIPMENT - 18.2%
        2,584   Applied Materials, Inc. .........................         42,068
        1,048   Broadcom Corp., Class A*.........................         31,492
        2,325   Intel Corp. .....................................         44,059
          771   Marvell Technology Group Ltd.*...................         34,178
        1,218   Maxim Integrated Products, Inc. .................         39,110
        1,294   Texas Instruments Inc. ..........................         39,195
                                                                   -------------
                                                                         230,102
                                                                   -------------
                SOFTWARE - 22.0%
        1,195   Adobe Systems, Inc.*.............................         36,280
        2,260   Check Point Software Technologies Ltd.*..........         39,731
          827   Electronic Arts, Inc.*...........................         35,594
        1,663   Microsoft Corp. .................................         38,748
        2,956   Oracle Corp.*....................................         42,832
          833   SAP AG, Sponsored ADR............................         43,749
        2,689   Symantec Corp.*..................................         41,787
                                                                   -------------
                                                                         278,721
                                                                   -------------

                TOTAL COMMON STOCKS..............................      1,181,696
                (Cost $1,127,333)                                  -------------


                     See Notes to Financial Statements.                  Page 35

PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)

                                                                      MARKET
                                                                       VALUE
                                                                  -------------

                TOTAL INVESTMENTS - 93.2%.......................  $   1,181,696
                (Cost $1,127,333)

                NET OTHER ASSETS & LIABILITIES - 6.8%...........         86,626
                                                                  -------------
                NET ASSETS - 100.0%.............................  $   1,268,322
                                                                  =============

--------------------------------------------------------------------------------
          *   Non-income producing security.

        ADR   American Depository Receipt


Page 36                  See Notes to Financial Statements.

                       This Page Left Blank Intentionally.

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF ASSETS AND LIABILITIES
FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

                                                                                               THE DOW(SM)        GLOBAL
                                                               TARGET         THE DOW(SM)        TARGET          DIVIDEND
                                                             MANAGED VIP        DART 10         DIVIDEND         TARGET 15
                                                              PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                            -------------    -------------    -------------    -------------
ASSETS
Investments, at market value
(See portfolios of investments) (a): ....................   $ 170,974,212    $  12,093,375    $  75,137,447    $  48,823,068
                                                            -------------    -------------    -------------    -------------
Cash ....................................................       4,155,344          336,875        2,409,923          935,015
Prepaid expenses ........................................           3,569              878            1,461            1,176
Other assets ............................................              --               --               --            2,185
Receivables:
   Dividends ............................................         201,125           14,367          266,516          135,456
   Investment securities sold ...........................         797,896               --               --           81,610
   Membership Interest purchased ........................              --           18,484          164,920               --
   From investment advisor ..............................              --               --               --               --
                                                            -------------    -------------    -------------    -------------
     Total Assets .......................................     176,132,146       12,463,979       77,980,267       49,978,510
                                                            -------------    -------------    -------------    -------------
LIABILITIES:
Payables:
   Membership Interest redeemed .........................              --               --               --               --
   Investment securities purchased ......................       3,179,927          200,834        1,650,430               --
   Investment advisory fees .............................         103,172            4,661           36,813           25,769
   Administrative fees ..................................           3,626              253            1,595            1,022
   12b-1 service fees ...................................          34,863            2,433           15,339            9,832
   Audit fees ...........................................           5,420            5,420            5,875            5,420
   Legal fees ...........................................          16,169            1,469            2,215            3,750
   Membership Interest servicing fees ...................         140,434            9,048           58,312           36,921
   Custodian fees .......................................          15,029              371            2,984            6,882
   Printing fees ........................................           3,142            3,142            3,142            3,142
Accrued expenses ........................................          10,869            1,813            3,763              772
                                                            -------------    -------------    -------------    -------------
     Total Liabilities ..................................       3,512,651          229,444        1,780,468           93,510
                                                            -------------    -------------    -------------    -------------
NET ASSETS ..............................................   $ 172,619,495    $  12,234,535    $  76,199,799    $  49,885,000
                                                            =============    =============    =============    =============
(a) Investments, at cost ................................   $ 171,336,033    $  11,537,419    $  74,708,364    $  44,345,589
                                                            =============    =============    =============    =============
NET ASSETS CONSIST OF:
Undistributed net investment income/
    (accumulated net investment loss) ...................   $   1,260,544    $     647,040    $   1,259,246    $   1,820,989
Accumulated net realized gain/(loss) on investments sold
    and foreign currency transactions ...................      24,102,681         (371,870)      (2,202,820)       5,541,744
Net unrealized appreciation/(depreciation) of investments
    and foreign currency transactions ...................        (361,821)         555,956          429,083        4,477,182
Paid-in capital .........................................     147,618,091       11,403,409       76,714,290       38,045,085
                                                            -------------    -------------    -------------    -------------
     Total Net Assets ...................................   $ 172,619,495    $  12,234,535    $  76,199,799    $  49,885,000
                                                            =============    =============    =============    =============
NET ASSET VALUE, offering price and redemption price of
    Membership Interest outstanding .....................   $       10.47    $        9.10    $       10.38    $       17.34
                                                            =============    =============    =============    =============
Number of Membership Interests outstanding ..............      16,491,137        1,343,966        7,339,668        2,876,881
                                                            =============    =============    =============    =============


                                                                                            FIRST TRUST
                                                                S&P          NASDAQ(R)      10 UNCOMMON     VALUE LINE(R)
                                                             TARGET 24       TARGET 15         VALUES        TARGET 25
                                                             PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                            ------------    ------------    ------------    ------------
ASSETS
Investments, at market value
(See portfolios of investments) (a): ....................   $ 15,169,873    $  6,313,917    $  6,372,779    $ 46,094,192
                                                            ------------    ------------    ------------    ------------
Cash ....................................................        138,646          35,413         107,092         546,356
Prepaid expenses ........................................            927             775             795           1,560
Other assets ............................................             --              --              --              --
Receivables:
   Dividends ............................................          7,421           1,677           3,865          23,759
   Investment securities sold ...........................             --          75,002              --              --
   Membership Interest purchased ........................         11,122              --              --              --
   From investment advisor ..............................             --              82             685              --
                                                            ------------    ------------    ------------    ------------
     Total Assets .......................................     15,327,989       6,426,866       6,485,216      46,665,867
                                                            ------------    ------------    ------------    ------------
LIABILITIES:
Payables:
   Membership Interest redeemed .........................             --             934          27,827              --
   Investment securities purchased ......................             --              --          65,195          44,077
   Investment advisory fees .............................          5,952              --              --          22,553
   Administrative fees ..................................            330             136             132             977
   12b-1 service fees ...................................          3,171           1,309           1,266           9,397
   Audit fees ...........................................          5,420           5,420           5,420           5,420
   Legal fees ...........................................          1,772             288             295           4,732
   Membership Interest servicing fees ...................         12,479           5,156           4,987          38,576
   Custodian fees .......................................            969             868             931           1,559
   Printing fees ........................................          3,142           3,142           3,142           3,142
Accrued expenses ........................................            769             123             196           3,645
                                                            ------------    ------------    ------------    ------------
     Total Liabilities ..................................         34,004          17,376         109,391         134,078
                                                            ------------    ------------    ------------    ------------
NET ASSETS ..............................................   $ 15,293,985    $  6,409,490    $  6,375,825    $ 46,531,789
                                                            ============    ============    ============    ============
(a) Investments, at cost ................................   $ 15,199,714    $  5,942,161    $  5,882,065    $ 47,539,807
                                                            ============    ============    ============    ============

NET ASSETS CONSIST OF:
Undistributed net investment income/
    (accumulated net investment loss) ...................   $    (38,616)   $   (354,983)   $   (317,921)   $   (536,092)
Accumulated net realized gain/(loss) on investments sold
    and foreign currency transactions ...................      1,109,007      (2,233,716)    (16,305,979)      9,779,659
Net unrealized appreciation/(depreciation) of investments
    and foreign currency transactions ...................        (29,841)        371,756         490,714      (1,445,615)
Paid-in capital .........................................     14,253,435       8,626,433      22,509,011      38,733,837
                                                            ------------    ------------    ------------    ------------
     Total Net Assets ...................................   $ 15,293,985    $  6,409,490    $  6,375,825    $ 46,531,789
                                                            ============    ============    ============    ============
NET ASSET VALUE, offering price and redemption price of
    Membership Interest outstanding .....................   $       8.84    $       9.43    $       5.31    $       4.70
                                                            ============    ============    ============    ============
Number of Membership Interests outstanding ..............      1,730,281         679,683       1,201,401       9,891,302
                                                            ============    ============    ============    ============


                                                                            FIRST TRUST
                                                            FIRST TRUST      FINANCIAL     FIRST TRUST     FIRST TRUST
                                                               ENERGY         SERVICES   PHARMACEUTICAL     TECHNOLOGY
                                                             PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                            ------------    ------------ ---------------   ------------
ASSETS
Investments, at market value
(See portfolios of investments) (a): ....................   $  4,815,086    $  3,332,970   $  2,701,819    $  1,181,696
                                                            ------------    ------------   ------------    ------------
Cash ....................................................        182,741          89,662         43,121          92,980
Prepaid expenses ........................................            761             734            726             700
Other assets ............................................             --              --             --              --
Receivables:
   Dividends ............................................          1,934           5,081          5,578             543
   Investment securities sold ...........................             --              --             --              --
   Membership Interest purchased ........................          5,807           3,383          1,605              --
   From investment advisor ..............................            749             524          2,438           3,408
                                                            ------------    ------------   ------------    ------------
     Total Assets .......................................      5,007,078       3,432,354      2,755,287       1,279,327
                                                            ------------    ------------   ------------    ------------
LIABILITIES:
Payables:
   Membership Interest redeemed .........................             --              --             --             319
   Investment securities purchased ......................         60,934              --             --              --
   Investment advisory fees .............................             --              --             --              --
   Administrative fees ..................................             99              72             59              27
   12b-1 service fees ...................................             --              --             --              --
   Audit fees ...........................................          5,420           5,420          5,420           5,420
   Legal fees ...........................................            490             432            355             136
   Membership Interest servicing fees ...................          4,095           2,963          2,394           1,124
   Custodian fees .......................................            849             690            628             627
   Printing fees ........................................          3,142           3,142          3,142           3,142
Accrued expenses ........................................            267             274            246             210
                                                            ------------    ------------   ------------    ------------
     Total Liabilities ..................................         75,296          12,993         12,244          11,005
                                                            ------------    ------------   ------------    ------------
NET ASSETS ..............................................   $  4,931,782    $  3,419,361   $  2,743,043    $  1,268,322
                                                            ============    ============   ============    ============
(a) Investments, at cost ................................   $  2,984,761    $  2,531,129   $  2,484,723    $  1,127,333
                                                            ============    ============   ============    ============

NET ASSETS CONSIST OF:
Undistributed net investment income/
    (accumulated net investment loss) ...................   $    (15,621)   $     87,251   $    (35,301)   $   (109,791)
Accumulated net realized gain/(loss) on investments sold
    and foreign currency transactions ...................      1,729,254         678,590       (650,040)     (1,423,281)
Net unrealized appreciation/(depreciation) of investments
    and foreign currency transactions ...................      1,830,325         801,841        217,096          54,363
Paid-in capital .........................................      1,387,824       1,851,679      3,211,288       2,747,031
                                                            ============    ============   ============    ============
     Total Net Assets ...................................   $  4,931,782    $  3,419,361   $  2,743,043    $  1,268,322
                                                            ============    ============   ============    ============
NET ASSET VALUE, offering price and redemption price of
    Membership Interest outstanding .....................   $      31.71    $      17.54   $      11.32    $       4.91
                                                            ============    ============   ============    ============
Number of Membership Interests outstanding ..............        155,545         194,936        242,376         258,386
                                                            ============    ============   ============    ============

Page 38 & 39          See Notes to Financial Statements.

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

                                                                                                      THE DOW(SM)        GLOBAL
                                                                         TARGET       THE DOW(SM)        TARGET         DIVIDEND
                                                                      MANAGED VIP       DART 10         DIVIDEND       TARGET 15
                                                                       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                      ------------    ------------    ------------    ------------
INVESTMENT INCOME:
Dividends .........................................................   $  2,036,023    $    184,384    $  1,301,698    $  1,034,350
Foreign withholding tax on dividend income ........................             --              --              --         (19,935)
                                                                      ------------    ------------    ------------    ------------
Total investment income ...........................................      2,036,023         184,384       1,301,698       1,014,415
                                                                      ------------    ------------    ------------    ------------
EXPENSES:
Investment advisory fees ..........................................        556,702          35,060         215,959         132,790
Administration fees ...............................................         24,123           1,519           9,358           5,754
Fund accounting fees ..............................................         51,031           3,214          19,796          12,172
12b-1 service fees ................................................        231,959          14,609          89,983          55,329
Trustees' fees and expenses .......................................          7,661             493           2,553           1,521
Audit fees ........................................................          9,643           6,480           6,766           6,865
Legal fees ........................................................         17,697             930           7,460           2,903
Custodian fees ....................................................         60,862           4,694          23,079          24,795
Membership Interest servicing fees ................................        295,980          18,640         114,818          70,600
Printing fees .....................................................          2,986           2,986           2,986           2,986
Other .............................................................         35,227           3,566           6,195           6,637
Expenses previously waived or reimbursed (Note 3) .................         22,423              --          12,332           2,126
                                                                      ------------    ------------    ------------    ------------
   Total expenses .................................................      1,316,294          92,191         511,285         324,478
   Fees waived or expenses reimbursed by the investment advisor ...             --          (6,330)             --              --
                                                                      ------------    ------------    ------------    ------------
Net expenses ......................................................      1,316,294          85,861         511,285         324,478
                                                                      ------------    ------------    ------------    ------------
NET INVESTMENT INCOME/(LOSS) ......................................        719,729          98,523         790,413         689,937
                                                                      ------------    ------------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
INVESTMENTS:
Realized gain/(loss) on:
   Securities .....................................................     11,534,843          57,040      (2,136,642)      2,704,125
   Foreign currency transactions ..................................             --              --              --           8,068
Net change in unrealized appreciation/(depreciation) of:
   Securities .....................................................    (13,740,043)        780,025       4,358,128       1,796,566
   Foreign currency translation of other assets and liabilities and
     foreign currencies ...........................................             --              --              --            (144)
                                                                      ------------    ------------    ------------    ------------
Net realized and unrealized gain/(loss) on investments ............     (2,205,200)        837,065       2,221,486       4,508,615
                                                                      ------------    ------------    ------------    ------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .......................................   $ (1,485,471)   $    935,588    $  3,011,899    $  5,198,552
                                                                      ============    ============    ============    ============


                                                                                                      FIRST TRUST
                                                                          S&P          NASDAQ(R)      10 UNCOMMON     VALUE LINE(R)
                                                                       TARGET 24       TARGET 15         VALUES        TARGET 25
                                                                       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                      ------------    ------------    ------------    -------------
INVESTMENT INCOME:
Dividends .........................................................   $     88,730    $      9,251    $    112,793    $    176,981
Foreign withholding tax on dividend income ........................             --              --              --              --
                                                                      ------------    ------------    ------------    -------------
Total investment income ...........................................         88,730           9,251         112,793         176,981
                                                                      ------------    ------------    ------------    -------------
EXPENSES:
Investment advisory fees ..........................................         51,331          20,242          20,123         155,332
Administration fees ...............................................          2,224             877             872           6,731
Fund accounting fees ..............................................          4,705           1,856           1,845          14,239
12b-1 service fees ................................................         21,388           8,434           8,385          64,722
Trustees' fees and expenses .......................................            748             287             296           2,206
Audit fees ........................................................          6,544           6,365           6,385           7,275
Legal fees ........................................................          1,580           1,709           2,181           3,630
Custodian fees ....................................................          8,247           5,337           3,002          19,874
Membership Interest servicing fees ................................         27,291          10,762          10,698          82,585
Printing fees .....................................................          2,986           2,986           2,986           2,986
Other .............................................................          3,876           2,680           2,564           5,575
Expenses previously waived or reimbursed (Note 3) .................             --              --              --           7,794
                                                                      ------------    ------------    ------------    -------------
   Total expenses .................................................        130,920          61,535          59,337         372,949
   Fees waived or expenses reimbursed by the investment advisor ...         (4,942)        (11,932)        (13,334)             --
                                                                      ------------    ------------    ------------    -------------
Net expenses ......................................................        125,978          49,603          46,003         372,949
                                                                      ------------    ------------    ------------    -------------
NET INVESTMENT INCOME/(LOSS) ......................................        (37,248)        (40,352)         66,790        (195,968)
                                                                      ------------    ------------    ------------    -------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
INVESTMENTS:
Realized gain/(loss) on:
   Securities .....................................................        544,920         324,612        (375,310)      5,266,261
   Foreign currency transactions ..................................             --              --              --              --
Net change in unrealized appreciation/(depreciation) of:
   Securities .....................................................       (890,137)       (239,635)        417,413      (6,759,240)
   Foreign currency translation of other assets and liabilities and
     foreign currencies ...........................................             --              --              --              --
                                                                      ------------    ------------    ------------    -------------
Net realized and unrealized gain/(loss) on investments ............       (345,217)         84,977          42,103      (1,492,979)
                                                                      ------------    ------------    ------------    -------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .......................................   $   (382,465)   $     44,625    $    108,893    $ (1,688,947)
                                                                      ============    ============    ============    =============


                                                                                      FIRST TRUST
                                                                      FIRST TRUST      FINANCIAL      FIRST TRUST     FIRST TRUST
                                                                         ENERGY         SERVICES      PHARMACEUTICAL   TECHNOLOGY
                                                                       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                      ------------    ------------    ------------    ------------
INVESTMENT INCOME:
Dividends .........................................................   $     49,269    $     37,985    $     29,151    $      5,282
Foreign withholding tax on dividend income ........................             --              --              --              --
                                                                      ------------    ------------    ------------    ------------
Total investment income ...........................................         49,269          37,985          29,151           5,282
                                                                      ------------    ------------    ------------    ------------
EXPENSES:
Investment advisory fees ..........................................         14,676          10,759           8,935           4,295
Administration fees ...............................................            636             466             387             186
Fund accounting fees ..............................................          1,345             986             820             394
12b-1 service fees ................................................             --              --              --              --
Trustees' fees and expenses .......................................            199             151             128              66
Audit fees ........................................................          6,345           6,316           6,305           6,276
Legal fees ........................................................            329             306             253             243
Custodian fees ....................................................          3,812           3,285           3,208           3,648
Membership Interest servicing fees ................................          8,414           6,169           5,123           2,463
Printing fees .....................................................          2,986           2,986           2,986           2,986
Other .............................................................          2,905           2,882           2,577           2,644
Expenses previously waived or reimbursed (Note 3) .................             --              --              --              --
                                                                      ------------    ------------    ------------    ------------
   Total expenses .................................................         41,647          34,306          30,722          23,201
   Fees waived or expenses reimbursed by the investment advisor ...         (5,743)         (7,936)         (8,813)        (12,656)
                                                                      ------------    ------------    ------------    ------------
Net expenses ......................................................         35,904          26,370          21,909          10,545
                                                                      ------------    ------------    ------------    ------------
NET INVESTMENT INCOME/(LOSS) ......................................         13,365          11,615           7,242          (5,263)
                                                                      ------------    ------------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
INVESTMENTS:
Realized gain/(loss) on:
   Securities .....................................................        759,204         200,404         125,170         128,154
   Foreign currency transactions ..................................             --              --              --              --
Net change in unrealized appreciation/(depreciation) of:
   Securities .....................................................       (161,846)        (12,265)       (163,635)       (217,159)
   Foreign currency translation of other assets and liabilities and
     foreign currencies ...........................................             --              --              --              --
                                                                      ------------    ------------    ------------    ------------
Net realized and unrealized gain/(loss) on investments ............        597,358         188,139         (38,465)        (89,005)
                                                                      ------------    ------------    ------------    ------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .......................................   $    610,723    $    199,754    $    (31,223)   $    (94,268)
                                                                      ============    ============    ============    ============

Page 40 & 41          See Notes to Financial Statements.

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

                                                                                                       THE DOW(SM)        GLOBAL
                                                                         TARGET        THE DOW(SM)        TARGET         DIVIDEND
                                                                       MANAGED VIP       DART 10         DIVIDEND       TARGET 15
                                                                        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                      -------------    ------------    ------------    ------------
OPERATIONS:
Net investment income/(loss) ......................................   $     719,729    $     98,523    $    790,413    $    689,937
Net realized gain/(loss) on investments during the period .........      11,534,843          57,040      (2,136,642)      2,712,193
Net change in unrealized appreciation/(depreciation) of investments
  during the period ...............................................     (13,740,043)        780,025       4,358,128       1,796,422
                                                                      -------------    ------------    ------------    ------------
Net increase/(decrease) in net assets resulting from operations ...      (1,485,471)        935,588       3,011,899       5,198,552
Net increase/(decrease) in net assets from Membership
  Interest transactions ...........................................      (8,787,393)       (312,174)     14,749,597       7,895,625
                                                                      -------------    ------------    ------------    ------------
Net increase/(decrease) in net assets .............................     (10,272,864)        623,414      17,761,496      13,094,177
NET ASSETS:
Beginning of period ...............................................     182,892,359      11,611,121      58,438,303      36,790,823
                                                                      -------------    ------------    ------------    ------------
End of period .....................................................   $ 172,619,495    $ 12,234,535    $ 76,199,799    $ 49,885,000
                                                                      =============    ============    ============    ============
Undistributed net investments income/(accumulated net
  investments loss) at end of period ..............................   $   1,260,544    $    647,040    $  1,259,246    $  1,820,989
                                                                      =============    ============    ============    ============


                                                                                                      FIRST TRUST
                                                                          S&P          NASDAQ(R)      10 UNCOMMON     VALUE LINE(R)
                                                                       TARGET 24       TARGET 15         VALUES        TARGET 25
                                                                       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                      ------------    ------------    ------------    ------------
OPERATIONS:
Net investment income/(loss) ......................................   $    (37,248)   $    (40,352)   $     66,790    $   (195,968)
Net realized gain/(loss) on investments during the period .........        544,920         324,612        (375,310)      5,266,261
Net change in unrealized appreciation/(depreciation) of investments
  during the period ...............................................       (890,137)       (239,635)        417,413      (6,759,240)
                                                                      ------------    ------------    ------------    ------------
Net increase/(decrease) in net assets resulting from operations ...       (382,465)         44,625         108,893      (1,688,947)
Net increase/(decrease) in net assets from Membership
  Interest transactions ...........................................     (2,372,852)       (186,680)       (737,396)     (5,851,680)
                                                                      ------------    ------------    ------------    ------------
Net increase/(decrease) in net assets .............................     (2,755,317)       (142,055)       (628,503)     (7,540,627)
NET ASSETS:
Beginning of period ...............................................     18,049,302       6,551,545       7,004,328      54,072,416
                                                                      ------------    ------------    ------------    ------------
End of period .....................................................   $ 15,293,985    $  6,409,490    $  6,375,825    $ 46,531,789
                                                                      ============    ============    ============    ============
Undistributed net investments income/(accumulated net
  investments loss) at end of period ..............................   $    (38,616)   $   (354,983)   $   (317,921)   $   (536,092)
                                                                      ============    ============    ============    ============


                                                                                      FIRST TRUST
                                                                      FIRST TRUST      FINANCIAL      FIRST TRUST     FIRST TRUST
                                                                         ENERGY         SERVICES      PHARMACEUTICAL   TECHNOLOGY
                                                                       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                      ------------    ------------    ------------    ------------
OPERATIONS:
Net investment income/(loss) ......................................   $     13,365    $     11,615    $      7,242    $     (5,263)
Net realized gain/(loss) on investments during the period .........        759,204         200,404         125,170         128,154
Net change in unrealized appreciation/(depreciation) of investments
  during the period ...............................................       (161,846)        (12,265)       (163,635)       (217,159)
                                                                      ------------    ------------    ------------    ------------
Net increase/(decrease) in net assets resulting from operations ...        610,723         199,754         (31,223)        (94,268)
Net increase/(decrease) in net assets from Membership
  Interest transactions ...........................................       (339,545)       (378,772)       (288,478)       (170,045)
                                                                      ------------    ------------    ------------    ------------
Net increase/(decrease) in net assets .............................        271,178        (179,018)       (319,701)       (264,313)
NET ASSETS:
Beginning of period ...............................................      4,660,604       3,598,379       3,062,744       1,532,635
                                                                      ------------    ------------    ------------    ------------
End of period .....................................................   $  4,931,782    $  3,419,361    $  2,743,043    $  1,268,322
                                                                      ============    ============    ============    ============
Undistributed net investments income/(accumulated net
  investments loss) at end of period ..............................   $    (15,621)   $     87,251    $    (35,301)   $   (109,791)
                                                                      ============    ============    ============    ============

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                     THE DOW(SM)        GLOBAL
                                                                         TARGET      THE DOW(SM)        TARGET         DIVIDEND
                                                                      MANAGED VIP      DART 10         DIVIDEND       TARGET 15
                                                                       PORTFOLIO      PORTFOLIO       PORTFOLIO*      PORTFOLIO
                                                                      ------------   ------------    ------------    ------------
OPERATIONS:
Net investment income/(loss) ......................................   $    390,185   $    218,781    $    468,833    $    692,784
Net realized gain/(loss) on investments during the year ...........      9,889,722        427,649         (66,178)      2,314,649
Net change in unrealized appreciation/(depreciation) of investments
   during the year ................................................        822,046       (951,160)     (3,929,045)        159,759
                                                                      ------------   ------------    ------------    ------------
Net increase/(decrease) in net assets resulting from operations ...     11,101,953       (304,730)     (3,526,390)      3,167,192
Net increase/(decrease) in net assets from Membership
   Interest transactions ..........................................     63,317,466       (832,824)     61,964,693      11,005,825
                                                                      ------------   ------------    ------------    ------------
Net increase/(decrease) in net assets .............................     74,419,419     (1,137,554)     58,438,303      14,173,017
NET ASSETS:
Beginning of year .................................................    108,472,940     12,748,675              --      22,617,806
                                                                      ------------   ------------    ------------    ------------
End of year .......................................................   $182,892,359   $ 11,611,121    $ 58,438,303    $ 36,790,823
                                                                      ============   ============    ============    ============
Undistributed net investment income/(accumulated net
   investment loss) at end of year ................................   $    540,815   $    548,517    $    468,833    $  1,131,052
                                                                      ============   ============    ============    ============


                                                                                                      FIRST TRUST
                                                                          S&P          NASDAQ(R)      10 UNCOMMON     VALUE LINE(R)
                                                                       TARGET 24       TARGET 15         VALUES        TARGET 25
                                                                       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                      ------------    ------------    ------------    ------------
OPERATIONS:
Net investment income/(loss) ......................................   $     32,863    $    (49,508)   $    (13,117)   $   (175,494)
Net realized gain/(loss) on investments during the year ...........      1,055,197        (227,427)        806,435       4,669,240
Net change in unrealized appreciation/(depreciation) of investments
   during the year ................................................       (335,669)        357,556        (767,899)      2,213,621
                                                                      ------------    ------------    ------------    ------------
Net increase/(decrease) in net assets resulting from operations ...        752,391          80,621          25,419       6,707,367
Net increase/(decrease) in net assets from Membership
   Interest transactions ..........................................      3,138,885        (557,084)     (2,823,957)     25,600,545
                                                                      ------------    ------------    ------------    ------------
Net increase/(decrease) in net assets .............................      3,891,276        (476,463)     (2,798,538)     32,307,912
NET ASSETS:
Beginning of year .................................................     14,158,026       7,028,008       9,802,866      21,764,504
                                                                      ------------    ------------    ------------    ------------
End of year .......................................................   $ 18,049,302    $  6,551,545    $  7,004,328    $ 54,072,416
                                                                      ============    ============    ============    ============
Undistributed net investment income/(accumulated net
   investment loss) at end of year ................................   $     (1,368)   $   (314,631)   $   (384,711)   $   (340,124)
                                                                      ============    ============    ============    ============


                                                                                      FIRST TRUST
                                                                      FIRST TRUST      FINANCIAL      FIRST TRUST     FIRST TRUST
                                                                         ENERGY         SERVICES      PHARMACEUTICAL   TECHNOLOGY
                                                                       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                      ------------    ------------    ------------    ------------
OPERATIONS:
Net investment income/(loss) ......................................   $    (13,928)   $     32,670    $      3,767    $    (15,095)
Net realized gain/(loss) on investments during the year ...........        813,518         455,004          65,840         110,047
Net change in unrealized appreciation/(depreciation) of investments
   during the year ................................................        837,890        (243,161)        262,261         (20,082)
                                                                      ------------    ------------    ------------    ------------
Net increase/(decrease) in net assets resulting from operations ...      1,637,480         244,513         331,868          74,870
Net increase/(decrease) in net assets from Membership
   Interest transactions ..........................................       (723,636)     (1,289,077)       (803,945)       (235,219)
                                                                      ------------    ------------    ------------    ------------
Net increase/(decrease) in net assets .............................        913,844      (1,044,564)       (472,077)       (160,349)
NET ASSETS:
Beginning of year .................................................      3,746,760       4,642,943       3,534,821       1,692,984
                                                                      ------------    ------------    ------------    ------------
End of year .......................................................   $  4,660,604    $  3,598,379    $  3,062,744    $  1,532,635
                                                                      ============    ============    ============    ============
Undistributed net investment income/(accumulated net
   investment loss) at end of year ................................   $    (28,986)   $     75,636    $    (42,543)   $   (104,528)
                                                                      ============    ============    ============    ============

----------------------------------
*     The Fund commenced operations on May 2, 2005.


Page 42 & 43                  See Notes to Financial Statements.

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

                                                                                                                    GLOBAL
                                                                    TARGET       THE DOW(SM)     THE DOW(SM)       DIVIDEND
                                                                 MANAGED VIP       DART 10     TARGET DIVIDEND     TARGET 15
                                                                  PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                 ------------    ------------  ---------------   ------------
AMOUNT:
Sold .........................................................   $ 24,668,555    $  2,612,983    $ 27,851,007    $ 16,392,532
Redeemed .....................................................    (33,455,948)     (2,925,157)    (13,101,410)     (8,496,907)
                                                                 ------------    ------------    ------------    ------------
Net increase/(decrease) ......................................   $ (8,787,393)   $   (312,174)   $ 14,749,597    $  7,895,625
                                                                 ============    ============    ============    ============

MEMBERSHIP INTEREST:
Sold .........................................................      2,301,657         297,183       2,704,230         993,167
Redeemed .....................................................     (3,210,381)       (334,245)     (1,283,875)       (526,224)
                                                                 ------------    ------------    ------------    ------------
Net increase/(decrease) ......................................       (908,724)        (37,062)      1,420,355         466,943
                                                                 ============    ============    ============    ============


                                                                                                 FIRST TRUST
                                                                     S&P          NASDAQ(R)      10 UNCOMMON     VALUE LINE(R)
                                                                  TARGET 24       TARGET 15         VALUES        TARGET 25
                                                                  PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                 ------------    ------------    ------------    ------------
AMOUNT:
Sold .........................................................   $  2,306,625    $  1,018,936    $    328,904    $ 11,380,301
Redeemed .....................................................     (4,679,477)     (1,205,616)     (1,066,300)    (17,231,981)
                                                                 ------------    ------------    ------------    ------------
Net increase/(decrease) ......................................   $ (2,372,852)   $   (186,680)   $   (737,396)   $ (5,851,680)
                                                                 ============    ============    ============    ============

MEMBERSHIP INTEREST:
Sold .........................................................        254,598         103,792          61,694       2,265,541
Redeemed .....................................................       (524,549)       (125,617)       (199,021)     (3,494,521)
                                                                 ------------    ------------    ------------    ------------
Net increase/(decrease) ......................................       (269,951)        (21,825)       (137,327)     (1,228,980)
                                                                 ============    ============    ============    ============


                                                                                 FIRST TRUST
                                                                 FIRST TRUST      FINANCIAL      FIRST TRUST     FIRST TRUST
                                                                    ENERGY         SERVICES    PHARMACEUTICAL   TECHNOLOGY
                                                                  PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                 ------------    ------------  --------------    ------------
AMOUNT:
Sold .........................................................   $    578,814    $     64,965    $     50,230    $     11,154
Redeemed .....................................................       (918,359)       (443,737)       (338,708)       (181,199)
                                                                 ------------    ------------    ------------    ------------
Net increase/(decrease) ......................................   $   (339,545)   $   (378,772)   $   (288,478)   $   (170,045)
                                                                 ============    ============    ============    ============

MEMBERSHIP INTEREST:
Sold .........................................................         19,448           3,792           4,335           2,191
Redeemed .....................................................        (30,607)        (25,635)        (29,609)        (33,462)
                                                                 ------------    ------------    ------------    ------------
Net increase/(decrease) ......................................        (11,159)        (21,843)        (25,274)        (31,271)
                                                                 ============    ============    ============    ============

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                            GLOBAL
                             TARGET       THE DOW(SM)     THE DOW(SM)       DIVIDEND          S&P          NASDAQ(R)
                          MANAGED VIP       DART 10     TARGET DIVIDEND    TARGET 15       TARGET 24       TARGET 15
                           PORTFOLIO       PORTFOLIO       PORTFOLIO*      PORTFOLIO       PORTFOLIO       PORTFOLIO
                          ------------    ------------  ---------------   ------------    ------------    ------------
AMOUNT:
Sold ..................   $ 96,233,498    $ 13,204,502    $ 70,071,643    $ 27,104,620    $ 11,209,843    $  3,372,455
Redeemed ..............    (32,916,032)    (14,037,326)     (8,106,950)    (16,098,795)     (8,070,958)     (3,929,539)
                          ------------    ------------    ------------    ------------    ------------    ------------
Net increase/(decrease)   $ 63,317,466    $   (832,824)   $ 61,964,693    $ 11,005,825    $  3,138,885    $   (557,084)
                          ============    ============    ============    ============    ============    ============
MEMBERSHIP INTEREST:
Sold ..................      9,734,749       1,560,654       6,712,686       1,909,893       1,309,487         381,927
Redeemed ..............     (3,407,125)     (1,647,332)       (793,373)     (1,132,273)       (943,451)       (457,434)
                          ------------    ------------    ------------    ------------    ------------    ------------
Net increase/(decrease)      6,327,624         (86,678)      5,919,313         777,620         366,036         (75,507)
                          ============    ============    ============    ============    ============    ============


                          FIRST TRUST                                     FIRST TRUST
                          10 UNCOMMON     VALUE LINE(R)   FIRST TRUST      FINANCIAL      FIRST TRUST     FIRST TRUST
                             VALUES        TARGET 25         ENERGY         SERVICES      PHARMACEUTICAL   TECHNOLOGY
                           PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                          ------------    ------------    ------------    ------------    ------------    ------------
AMOUNT:
Sold ..................   $    645,194    $ 40,909,801    $    896,523    $    191,688    $    203,054    $     42,102
Redeemed ..............     (3,469,151)    (15,309,256)     (1,620,159)     (1,480,765)     (1,006,999)       (277,321)
                          ------------    ------------    ------------    ------------    ------------    ------------
Net increase/(decrease)   $ (2,823,957)   $ 25,600,545    $   (723,636)   $ (1,289,077)   $   (803,945)   $   (235,219)
                          ============    ============    ============    ============    ============    ============

MEMBERSHIP INTEREST:
Sold ..................        124,442       9,116,208          38,196          12,504          19,046           8,455
Redeemed ..............       (671,962)     (3,356,585)        (71,291)        (98,094)        (95,380)        (55,668)
                          ------------    ------------    ------------    ------------    ------------    ------------
Net increase/(decrease)       (547,520)      5,759,623         (33,095)        (85,590)        (76,334)        (47,213)
                          ============    ============    ============    ============    ============    ============

----------------------------------
*     The Fund commenced operations on May 2, 2005.


Page 44 & 45             See Notes to Financial Statements.

TARGET MANAGED VIP PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                SIX MONTHS
                                                   ENDED           YEAR         YEAR          YEAR         YEAR          YEAR
                                                 06/30/06         ENDED        ENDED         ENDED        ENDED         ENDED
                                                (UNAUDITED)      12/31/05     12/31/04      12/31/03    12/31/02 (a)   12/31/01
                                                -----------     ----------   ----------    ----------   ----------    ----------
Net asset value, beginning of period .........  $     10.51     $     9.80   $     8.73    $     6.47   $     8.19    $     8.62
                                                -----------     ----------   ----------    ----------   ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ........................         0.04++         0.03         0.01++        0.02         0.00++#       0.18++
Net realized and unrealized gain/(loss) on
  investments ................................        (0.08)          0.68         1.06          2.24        (1.72)        (0.61)
                                                -----------     ----------   ----------    ----------   ----------    ----------
Total from investment operations .............        (0.04)          0.71         1.07          2.26        (1.72)        (0.43)
                                                -----------     ----------   ----------    ----------   ----------    ----------
Net asset value, end of period ...............  $     10.47     $    10.51   $     9.80    $     8.73   $     6.47    $     8.19
                                                ===========     ==========   ==========    ==========   ==========    ==========
TOTAL RETURN+ ................................        (0.38)%         7.24%       12.26%        34.93%      (21.00)%       (4.99)%
                                                ===========     ==========   ==========    ==========   ==========    ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .........  $   172,619     $  182,892   $  108,473    $   20,488   $   12,056    $    2,126
Ratio of operating expenses to average
  net assets .................................         1.42%*         1.47%        1.47%         1.47%        1.47%         1.47%
Ratio of net investment income to average
  net assets .................................         0.78%*         0.26%        0.14%         0.41%        0.06%         2.20%
Portfolio turnover rate ......................           83%            76%          43%           72%          79%           48%
Ratio of operating expenses to average
  net assets without fee waivers and
  expenses reimbursed ........................         1.42%*         1.48%        2.07%         1.69%        2.73%        12.69%

--------------------------------------------------
*     Annualized.

+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.

++ Per Membership Interest values have been calculated using the average share method.

#     Amount represents less than $0.01 per Membership Interest.

(a) Effective April 30, 2002, based upon the determination of the Fund's Board of Trustees, the Fund changed its name from the Dow(SM) Target 5 Portfolio to the Target Managed VIP Portfolio. The Fund's primary investment strategy was also changed. The performance figures provided reflect the Fund's performance prior to the name change and the change of the primary investment strategy.


Page 46                   See Notes to Financial Statements.

THE DOW(SM) DART 10 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                SIX MONTHS
                                                   ENDED           YEAR         YEAR          YEAR         YEAR          YEAR
                                                 06/30/06         ENDED        ENDED         ENDED        ENDED         ENDED
                                                (UNAUDITED)      12/31/05     12/31/04      12/31/03     12/31/02      12/31/01
                                                -----------     ----------   ----------    ----------   ----------    ----------
Net asset value, beginning of period .........  $      8.41     $     8.69   $     8.37    $     6.98   $     8.54    $    10.02
                                                -----------     ----------   ----------    ----------   ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ........................         0.07++         0.14++       0.15++        0.22         0.12++        0.14++
Net realized and unrealized gain/(loss) on
   investments ...............................         0.62          (0.42)        0.17          1.17        (1.68)        (1.62)
                                                -----------     ----------   ----------    ----------   ----------    ----------
Total from investment operations .............         0.69          (0.28)        0.32          1.39        (1.56)        (1.48)
                                                -----------     ----------   ----------    ----------   ----------    ----------
Net asset value, end of period ...............  $      9.10     $     8.41   $     8.69    $     8.37   $     6.98    $     8.54
                                                ===========     ==========   ==========    ==========   ==========    ==========
TOTAL RETURN+ ................................         8.20%         (3.22)%       3.82%        19.91%      (18.27)%      (14.77)%
                                                ===========     ==========   ==========    ==========   ==========    ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .........  $    12,235     $   11,611   $   12,749    $    4,268   $    4,219    $    4,064
Ratio of operating expenses to average
   net assets ................................         1.47%*         1.47%        1.47%         1.47%        1.47%         1.47%
Ratio of net investment income to average
   net assets ................................         1.69%*         1.66%        1.84%         2.37%        1.52%         1.53%
Portfolio turnover rate ......................           43%           145%          57%           78%          76%           38%
Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed .......................         1.58%          1.59%        2.33%         3.27%        3.13%         5.59%

--------------------------------------------------
*     Annualized.

+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.

++ Per Membership Interest values have been calculated using the average share method.

                    See Notes to Financial Statements.                   Page 47

THE DOW(SM) TARGET DIVIDEND PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                   SIX MONTHS
                                                      ENDED          PERIOD
                                                    06/30/06          ENDED
                                                   (UNAUDITED)      12/31/05*
                                                   -----------     -----------
Net asset value, beginning of period ............  $      9.87     $     10.00
                                                   -----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...........................         0.11++          0.12++
Net realized and unrealized gain/(loss) on
   investments ..................................         0.40           (0.25)
                                                   -----------     -----------
Total from investment operations ................         0.51           (0.13)
                                                   -----------     -----------
Net asset value, end of period ..................  $     10.38     $      9.87
                                                   ===========     ===========
TOTAL RETURN+ ...................................         5.17%          (1.30)%
                                                   ===========     ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ............  $    76,200     $    58,438
Ratio of operating expenses to average
   net assets ...................................         1.42%**         1.47%**
Ratio of net investment income to average
   net assets ...................................         2.20%**         2.00%**
Portfolio turnover rate .........................           75%             18%
Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed ..........................         1.42%**         1.52%**

--------------------------------------------------
*     The Fund commenced operations on May 2, 2005.

**    Annualized.

+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

++ Per Membership Interest values have been calculated using the average share method.

Page 48                   See Notes to Financial Statements.

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                 SIX MONTHS
                                                    ENDED           YEAR         YEAR          YEAR         YEAR          YEAR
                                                  06/30/06         ENDED        ENDED         ENDED        ENDED         ENDED
                                                 (UNAUDITED)      12/31/05     12/31/04      12/31/03     12/31/02      12/31/01
                                                 -----------     ----------   ----------    ----------   ----------    ----------
Net asset value, beginning of period ..........  $     15.27     $    13.86   $    11.05    $     8.24   $     9.66    $     9.90
                                                 -----------     ----------   ----------    ----------   ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .........................         0.26++         0.35++       0.27++        0.33         0.25++        0.26++
Net realized and unrealized gain/(loss) on
   investments ................................         1.81           1.06         2.54          2.48        (1.67)        (0.50)
                                                 -----------     ----------   ----------    ----------   ----------    ----------
Total from investment operations ..............         2.07           1.41         2.81          2.81        (1.42)        (0.24)
                                                 -----------     ----------   ----------    ----------   ----------    ----------
Net asset value, end of period ................  $     17.34     $    15.27   $    13.86    $    11.05   $     8.24    $     9.66
                                                 ===========     ==========   ==========    ==========   ==========    ==========
TOTAL RETURN+ .................................        13.56%         10.17%       25.43%        34.10%      (14.70)%       (2.42)%
                                                 ===========     ==========   ==========    ==========   ==========    ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........  $    49,885     $   36,791   $   22,618    $    3,050   $    2,341    $    2,291
Ratio of operating expenses to average
   net assets .................................         1.47%*         1.47%        1.47%         1.47%        1.47%         1.47%
Ratio of net investment income to average
   net assets .................................         3.12%*         2.49%        2.18%         3.36%        2.73%         2.77%
Portfolio turnover rate .......................           49%            70%          49%           66%          57%          106%
Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed ........................         1.47%*         1.61%        2.67%         4.51%        4.50%         6.73%

--------------------------------------------------
*     Annualized.

+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.

++ Per Membership Interest values have been calculated using the average share method.

(a) Effective May 2, 2005, based upon the determination of the Fund's Board of Trustees, the Fund changed its name from the Global Target 15 Portfolio to the Global Dividend Target 15 Portfolio.


                        See Notes to Financial Statements.               Page 49

S&P TARGET 24 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                 SIX MONTHS
                                                    ENDED           YEAR         YEAR          YEAR         YEAR          YEAR
                                                  06/30/06         ENDED        ENDED         ENDED        ENDED         ENDED
                                                 (UNAUDITED)      12/31/05     12/31/04      12/31/03    12/31/02 (a)   12/31/01
                                                 -----------     ----------   ----------    ----------   ----------    ----------
Net asset value, beginning of period ..........  $      9.02     $     8.66   $     7.62    $     6.14   $     7.19    $     9.54
                                                 -----------     ----------   ----------    ----------   ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss) ..................        (0.02)          0.02        (0.03)         0.03        (0.01)        (0.01)++
Net realized and unrealized gain/(loss) on
   investments ................................        (0.16)          0.34         1.07          1.45        (1.04)        (2.34)
                                                 -----------     ----------   ----------    ----------   ----------    ----------
Total from investment operations ..............        (0.18)          0.36         1.04          1.48        (1.05)        (2.35)
                                                 -----------     ----------   ----------    ----------   ----------    ----------
Net asset value, end of period ................  $      8.84     $     9.02   $     8.66    $     7.62   $     6.14    $     7.19
                                                 ===========     ==========   ==========    ==========   ==========    ==========
TOTAL RETURN+ .................................        (2.00)%         4.16%       13.65%        24.10%      (14.60)%      (24.63)%
                                                 ===========     ==========   ==========    ==========   ==========    ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........  $    15,294     $   18,049   $   14,158    $    5,554   $    4,767    $    3,461
Ratio of operating expenses to average
   net assets .................................         1.47%*         1.47%        1.47%         1.47%        1.47%         1.47%
Ratio of net investment income/(loss)
   to average net assets ......................        (0.44)%*        0.20%       (0.51)%        0.46%       (0.10)%       (0.07)%
Portfolio turnover rate .......................           92%           113%         104%           84%         200%           95%
Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed ........................         1.53%*         1.58%        2.37%         2.89%        2.96%         5.67%

--------------------------------------------------
*     Annualized.

+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.

++ Per Membership Interest values have been calculated using the average share method.

(a) Effective April 30, 2002, based upon the determination of the Fund's Board of Trustees, the Fund changed its name from the S&P Target 10 Portfolio to the S&P Target 24 Portfolio. The Fund's primary investment strategy was also changed. The performance figures provided reflect the Fund's performance prior to the name change and the change of the primary investment strategy.

Page 50                    See Notes to Financial Statements.

NASDAQ(R) TARGET 15 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                 SIX MONTHS
                                                    ENDED           YEAR         YEAR          YEAR         YEAR          YEAR
                                                  06/30/06         ENDED        ENDED         ENDED        ENDED         ENDED
                                                 (UNAUDITED)      12/31/05     12/31/04      12/31/03     12/31/02      12/31/01
                                                 -----------     ----------   ----------    ----------   ----------    ----------
Net asset value, beginning of period ..........  $      9.34     $     9.04   $     9.29    $     6.83   $     9.25    $    12.88
                                                 -----------     ----------   ----------    ----------   ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss ...........................        (0.06)++       (0.07)++     (0.10)++      (0.14)       (0.08)        (0.13)++
Net realized and unrealized gain/(loss) on
   investments ................................         0.15           0.37        (0.15)         2.60        (2.34)        (3.50)
                                                 -----------     ----------   ----------    ----------   ----------    ----------
Total from investment operations ..............         0.09           0.30        (0.25)         2.46        (2.42)        (3.63)
                                                 -----------     ----------   ----------    ----------   ----------    ----------
Net asset value, end of period ................  $      9.43     $     9.34   $     9.04    $     9.29   $     6.83    $     9.25
                                                 ===========     ==========   ==========    ==========   ==========    ==========
TOTAL RETURN+ .................................         0.96%          3.32%       (2.69)%       36.02%      (26.16)%      (28.18)%
                                                 ===========     ==========   ==========    ==========   ==========    ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........  $     6,409     $    6,552   $    7,028    $    5,073   $    4,105    $    4,793
Ratio of operating expenses to average
   net assets .................................         1.47%*         1.47%        1.47%         1.47%        1.47%         1.47%
Ratio of net investment loss to average
  net assets ..................................        (1.20)%*       (0.80)%      (1.20)%       (1.34)%      (1.25)%       (1.31)%
Portfolio turnover rate .......................           83%           175%         117%           83%          98%           64%
Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed ........................         1.82%*         1.83%        2.52%         2.96%        3.03%         4.32%

--------------------------------------------------

*     Annualized.

+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.

++ Per Membership Interest values have been calculated using the average share method.

                        See Notes to Financial Statements.              Page 51

FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                 SIX MONTHS
                                                    ENDED           YEAR         YEAR          YEAR         YEAR          YEAR
                                                  06/30/06         ENDED        ENDED         ENDED        ENDED         ENDED
                                                 (UNAUDITED)      12/31/05     12/31/04      12/31/03     12/31/02      12/31/01
                                                 -----------     ----------   ----------    ----------   ----------    ----------
Net asset value, beginning of period ..........  $      5.23     $     5.20   $     4.67    $     3.41   $     5.40    $     8.39
                                                 -----------     ----------   ----------    ----------   ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss) ..................         0.05++        (0.01)++     (0.02)        (0.01)       (0.03)++      (0.07)
Net realized and unrealized gain/(loss) on
   investments ................................         0.03           0.04         0.55          1.27        (1.96)        (2.92)
                                                 -----------     ----------   ----------    ----------   ----------    ----------
Total from investment operations ..............         0.08           0.03         0.53          1.26        (1.99)        (2.99)
                                                 -----------     ----------   ----------    ----------   ----------    ----------
Net asset value, end of period ................  $      5.31     $     5.23   $     5.20    $     4.67   $     3.41    $     5.40
                                                 ===========     ==========   ==========    ==========   ==========    ==========
TOTAL RETURN+ .................................         1.53%          0.58%       11.35%        36.95%      (36.85)%      (35.64)%
                                                 ===========     ==========   ==========    ==========   ==========    ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........  $     6,376     $    7,004   $    9,803    $    9,487   $    6,752    $   13,270
Ratio of operating expenses to average
   net assets .................................         1.37%*         1.37%        1.37%         1.37%        1.37%         1.37%
Ratio of net investment income/(loss)
   to average net assets ......................         1.99%*        (0.16)%      (0.11)%       (0.29)%      (0.78)%       (1.00)%
Portfolio turnover rate .......................           83%            92%         123%          117%         106%          150%
Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed ........................         1.77%*         1.69%        1.61%         2.36%        2.29%         2.28%

--------------------------------------------------

*     Annualized.

+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.

++ Per Membership Interest values have been calculated using the average share method.

Page 52                     See Notes to Financial Statements.

VALUE LINE(R) TARGET 25 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                 SIX MONTHS
                                                    ENDED           YEAR         YEAR          YEAR         YEAR          YEAR
                                                  06/30/06         ENDED        ENDED         ENDED        ENDED         ENDED
                                                 (UNAUDITED)      12/31/05     12/31/04      12/31/03    12/31/02 (a)   12/31/01
                                                 -----------     ----------   ----------    ----------   ----------    ----------
Net asset value, beginning of period ..........  $      4.86     $     4.06   $     3.34    $     2.37   $     4.15    $     9.32
                                                 -----------     ----------   ----------    ----------   ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss ...........................        (0.02)         (0.02)++     (0.04)++      (0.02)       (0.03)++      (0.06)
Net realized and unrealized gain/(loss) on
   investments ................................        (0.14)          0.82         0.76          0.99        (1.75)        (5.11)
                                                 -----------     ----------   ----------    ----------   ----------    ----------
Total from investment operations ..............        (0.16)          0.80         0.72          0.97        (1.78)        (5.17)
                                                 -----------     ----------   ----------    ----------   ----------    ----------
Net asset value, end of period ................  $      4.70     $     4.86   $     4.06    $     3.34   $     2.37    $     4.15
                                                 ===========     ==========   ==========    ==========   ==========    ==========
TOTAL RETURN+ .................................        (3.29)%        19.70%       21.56%        40.93%      (42.89)%      (55.47)%
                                                 ===========     ==========   ==========    ==========   ==========    ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........  $    46,532     $   54,072   $   21,765    $    4,936   $    2,976    $      499
Ratio of operating expenses to average
   net assets .................................         1.44%*         1.47%        1.47%         1.47%        1.47%         1.47%
Ratio of net investment loss to average
   net assets .................................        (0.76)%*       (0.45)%      (1.13)%       (0.92)%      (1.22)%       (1.42)%
Portfolio turnover rate .......................          112%            97%          87%           74%          49%          210%
Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed ........................         1.44%*         1.49%        2.28%         3.36%        6.72%        19.43%

--------------------------------------------------
*     Annualized.

+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.

++ Per Membership Interest values have been calculated using the average share method.

(a) Effective April 30, 2002, based upon the determination of the Fund's Board of Trustees, the Fund changed its name from the First Trust Internet Portfolio to the Value Line(R) Target 25 Portfolio. The Fund's primary investment strategy was also changed. The performance figures provided reflect the Fund's performance prior to the name change and the change of the primary investment strategy.


                        See Notes to Financial Statements.               Page 53

FIRST TRUST ENERGY PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                 SIX MONTHS
                                                    ENDED           YEAR         YEAR          YEAR         YEAR          YEAR
                                                  06/30/06         ENDED        ENDED         ENDED        ENDED         ENDED
                                                 (UNAUDITED)      12/31/05     12/31/04      12/31/03     12/31/02      12/31/01
                                                 -----------     ----------   ----------    ----------   ----------    ----------
Net asset value, beginning of period ..........  $     27.96     $    18.75   $    14.20    $    10.78   $    11.29    $    15.87
                                                 -----------     ----------   ----------    ----------   ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss) ..................         0.08++        (0.10)       (0.04)        (0.00)#      (0.02)++      (0.04)++
Net realized and unrealized gain/(loss) on
   investments ................................         3.67           9.31         4.59          3.42        (0.49)        (4.54)
                                                 -----------     ----------   ----------    ----------   ----------    ----------
Total from investment operations ..............         3.75           9.21         4.55          3.42        (0.51)        (4.58)
                                                 -----------     ----------   ----------    ----------   ----------    ----------
Net asset value, end of period ................  $     31.71     $    27.96   $    18.75    $    14.20   $    10.78    $    11.29
                                                 ===========     ==========   ==========    ==========   ==========    ==========
TOTAL RETURN+ .................................        13.41%         49.12%       32.04%        31.73%       (4.52)%      (28.86)%
                                                 ===========     ==========   ==========    ==========   ==========    ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........  $     4,932     $    4,661   $    3,747    $    2,839   $    2,387    $    2,069
Ratio of operating expenses to average
   net assets .................................         1.47%*         1.47%        1.47%         1.47%        1.47%         1.47%
Ratio of net investment income/(loss)
   to average net assets ......................         0.55%*        (0.32)%      (0.21)%       (0.01)%      (0.16)%       (0.29)%
Portfolio turnover rate .......................           27%            27%          40%           32%          55%          114%
Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed ........................         1.70%*         1.76%        2.88%         4.69%        4.66%        10.87%

--------------------------------------------------
*     Annualized.

+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.

++ Per Membership Interest values have been calculated using the average share method.

#     Amount represents less than $0.01 per Membership Interest.


Page 54                See Notes to Financial Statements.

FIRST TRUST FINANCIAL SERVICES PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                 SIX MONTHS
                                                    ENDED           YEAR         YEAR          YEAR         YEAR         YEAR
                                                  06/30/06         ENDED        ENDED         ENDED        ENDED        ENDED
                                                 (UNAUDITED)      12/31/05     12/31/04      12/31/03     12/31/02     12/31/01
                                                 -----------     ----------   ----------    ----------   ----------   ----------
Net asset value, beginning of period ..........  $     16.60     $    15.36   $    13.30    $    10.00   $    11.68   $    13.09
                                                 -----------     ----------   ----------    ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss) ..................         0.06++         0.13++       0.08          0.04         0.02        (0.00)++#
Net realized and unrealized gain/(loss) on
   investments ................................         0.88           1.11         1.98          3.26        (1.70)       (1.41)
                                                 -----------     ----------   ----------    ----------   ----------   ----------
Total from investment operations ..............         0.94           1.24         2.06          3.30        (1.68)       (1.41)
                                                 -----------     ----------   ----------    ----------   ----------   ----------
Net asset value, end of period ................  $     17.54     $    16.60   $    15.36    $    13.30   $    10.00   $    11.68
                                                 ===========     ==========   ==========    ==========   ==========   ==========
TOTAL RETURN+ .................................         5.66%          8.07%       15.49%        33.00%      (14.38)%     (10.77)%
                                                 ===========     ==========   ==========    ==========   ==========   ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........  $     3,419     $    3,598   $    4,643    $    4,763   $    3,696   $    3,122
Ratio of operating expenses to average
   net assets .................................         1.47%*         1.47%        1.47%         1.47%        1.47%        1.47%
Ratio of net investment income/(loss)
   to average net assets ......................         0.65%*         0.83%        0.47%         0.39%        0.18%       (0.01)%
Portfolio turnover rate .......................           14%            28%          30%           52%          30%         127%
Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed ........................         1.91%*         1.84%        2.43%         3.29%        3.37%        6.72%

--------------------------------------------------
*     Annualized.

+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.

++ Per Membership Interest values have been calculated using the average share method.

#     Amount represents less than $0.01 per Membership Interest.

                       See Notes to Financial Statements.               Page 55

FIRST TRUST PHARMACEUTICAL PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                 SIX MONTHS
                                                    ENDED           YEAR         YEAR          YEAR         YEAR          YEAR
                                                  06/30/06         ENDED        ENDED         ENDED        ENDED         ENDED
                                                 (UNAUDITED)      12/31/05     12/31/04      12/31/03     12/31/02      12/31/01
                                                 -----------     ----------   ----------    ----------   ----------    ----------
Net asset value, beginning of period ..........  $     11.44     $    10.28   $    10.35    $     8.65   $    12.06    $    13.54
                                                 -----------     ----------   ----------    ----------   ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss) ..................         0.03++         0.01++       0.00++#      (0.03)       (0.03)        (0.09)++
Net realized and unrealized gain/(loss) on
   investments ................................        (0.15)          1.15        (0.07)         1.73        (3.38)        (1.39)
                                                 -----------     ----------   ----------    ----------   ----------    ----------
Total from investment operations ..............        (0.12)          1.16        (0.07)         1.70        (3.41)        (1.48)
                                                 -----------     ----------   ----------    ----------   ----------    ----------
Net asset value, end of period ................  $     11.32     $    11.44   $    10.28    $    10.35   $     8.65    $    12.06
                                                 ===========     ==========   ==========    ==========   ==========    ==========
TOTAL RETURN+ .................................        (1.05)%        11.28%       (0.68)%       19.65%      (28.28)%      (10.93)%
                                                 ===========     ==========   ==========    ==========   ==========    ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........  $     2,743     $    3,063   $    3,535    $    4,121   $    3,456    $    3,777
Ratio of operating expenses to average
   net assets .................................         1.47%*         1.47%        1.47%         1.47%        1.47%         1.47%
Ratio of net investment income/(loss)
   to average net assets ......................         0.49%*         0.12%        0.02%        (0.29)%      (0.49)%       (0.73)%
Portfolio turnover rate .......................           25%            25%          23%           45%          72%           50%
Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed ........................         2.06%*         1.96%        2.57%         3.48%        3.64%         5.96%

--------------------------------------------------
*     Annualized.

+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.

++ Per Membership Interest values have been calculated using the average share method.

#     Amount represents less than $0.01 per Membership Interest.

Page 56                   See Notes to Financial Statements.

FIRST TRUST TECHNOLOGY PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                 SIX MONTHS
                                                    ENDED           YEAR         YEAR          YEAR         YEAR          YEAR
                                                  06/30/06         ENDED        ENDED         ENDED        ENDED         ENDED
                                                 (UNAUDITED)      12/31/05     12/31/04      12/31/03     12/31/02      12/31/01
                                                 -----------     ----------   ----------    ----------   ----------    ----------
Net asset value, beginning of period ..........  $      5.29     $     5.03   $     4.97    $     3.39   $     5.79    $    10.25
                                                 -----------     ----------   ----------    ----------   ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss ...........................        (0.02)++       (0.05)++     (0.04)++      (0.06)       (0.06)++      (0.09)++
Net realized and unrealized gain/(loss) on
   investments ................................        (0.36)          0.31         0.10          1.64        (2.34)        (4.37)
                                                 -----------     ----------   ----------    ----------   ----------    ----------
Total from investment operations ..............        (0.38)          0.26         0.06          1.58        (2.40)        (4.46)
                                                 -----------     ----------   ----------    ----------   ----------    ----------
Net asset value, end of period ................  $      4.91     $     5.29   $     5.03    $     4.97   $     3.39    $     5.79
                                                 ===========     ==========   ==========    ==========   ==========    ==========
TOTAL RETURN+ .................................        (7.18)%         5.17%        1.21%        46.61%      (41.45)%      (43.51)%
                                                 ===========     ==========   ==========    ==========   ==========    ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........  $     1,268     $    1,533   $    1,693    $    2,073   $    1,477    $    1,739
Ratio of operating expenses to average
   net assets .................................         1.47%*         1.47%        1.47%         1.47%        1.47%         1.47%
Ratio of net investment loss to average
   net assets .................................        (0.74)%*       (0.97)%      (0.88)%       (1.22)%      (1.37)%       (1.38)%
Portfolio turnover rate .......................           34%            21%          22%           34%          61%          186%
Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed ........................         3.24%*         2.85%        4.03%         5.96%        6.23%         9.38%

--------------------------------------------------
*     Annualized.

+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.

++ Per Membership Interest values have been calculated using the average share method.

                          See Notes to Financial Statements.             Page 57

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2006 (UNAUDITED)

                               1. FUND DESCRIPTION

First Defined Portfolio Fund, LLC (the "Registrant") was organized as a Delaware limited liability company on January 8, 1999 under the laws of the State of Delaware. The Registrant is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company. The Registrant offers twelve managed investment portfolios that may be divided into two general categories: Target Managed VIP Portfolio, The Dow(SM) DART 10 Portfolio, The Dow(SM) Target Dividend Portfolio, Global Dividend Target 15 Portfolio, S&P Target 24 Portfolio, NASDAQ(R) Target 15 Portfolio, First Trust 10 Uncommon Values Portfolio, and Value Line(R) Target 25 Portfolio (the "Strategy Funds"); and First Trust Energy Portfolio, First Trust Financial Services Portfolio, First Trust Pharmaceutical Portfolio, and First Trust Technology Portfolio (the "Sector Funds"), (each, a "Fund," collectively, the "Funds"). Under Delaware law, a limited liability company does not issue shares of stock. Instead, ownership rights are contained in Membership Interests (each, an "Interest," collectively, the "Interests"). Each Interest represents an undivided interest in the net assets of a Fund's portfolio. Fund Interests are not offered directly to the public. Fund Interests are sold only to American Skandia Life Assurance Corporation Variable Account B ("Account B"), a Prudential Financial Company ("American Skandia"), to fund the benefits of variable annuity policies (the "Policies") issued by American Skandia. Account B is the sole member of the Registrant. Account B's variable annuity owners who have Policy values allocated to any of the Funds have indirect rights to the Registrant's Interests.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

Each Fund determines the net asset value ("NAV") of its Interests daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of a Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of Interests outstanding.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board of Trustees of the Registrant. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in such securities' value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Registrant's Board of Trustees. All securities and other assets of a Fund denominated in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2006 (UNAUDITED)

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

C. FOREIGN CURRENCY:

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the "Net change in unrealized appreciation/(depreciation) of foreign currency translation of other assets and liabilities and foreign currencies" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in the Realized gain/(loss) on foreign currency transactions" on the Statements of Operations. Unrealized depreciation of $297 from dividends receivable in foreign currencies are included in "Dividends receivable" on the Statement of Assets and Liabilities for the Global Dividend Target 15 Portfolio.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income and net realized long-term and short-term capital gains of all Funds may be paid with such frequency (monthly or otherwise) as the Board of Trustees may determine from time to time. Currently all dividends paid by a Fund will be reinvested by the Fund.

E. INCOME TAXES:

The Registrant is a limited liability company with all of its Interests owned by a single entity (Account B). Accordingly, the Registrant is treated as part of the operations of American Skandia and is not taxed separately. The Registrant intends to continue to comply with the provisions of Section 817(h) of the Internal Revenue Code, which impose certain diversification requirements upon variable contracts that are based on segregated asset accounts. Under current tax law, interest, dividend income, and capital gains of the Registrant are not currently taxable when left to accumulate within a variable annuity contract. As such, no federal or state income tax provision is required.

F. EXPENSES:

Expenses that are directly related to one of the Funds are charged directly to that Fund. General expenses of the Registrant with the exception of audit and printing fees, which are allocated evenly among the Funds, are allocated to all the Funds based upon the average net assets of each Fund.

The Trust has entered into an Administrative Services Agreement (the "Agreement") with American Skandia whereby they provide certain administrative and other services reasonably necessary for the operations of the Funds other than the management services provided by First Trust Advisors L.P. ("First Trust") pursuant to the Investment Advisory and Management Agreement.

As compensation for the services rendered under the Agreement, American Skandia is paid fees at an annual rate of 0.300% and 0.325% of average daily net assets from the Strategy Funds and Sector Funds, respectively. These fees are included in "Membership Interest servicing fees" in the Statement of Operations.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust Advisors L.P. ("First Trust") is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Funds pursuant to an Investment Advisory and Management Agreement. First Trust provides each Fund with discretionary investment services and certain administrative services necessary for the management of the portfolios. For its investment advisory and management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.60% of each Fund's average daily net assets.

For the period September 30, 2004 through December 31, 2007, First Trust has contractually agreed to waive fees and reimburse expenses of the Funds to limit the total annual fund operating expenses (excluding brokerage expense and extraordinary expenses) to 1.37% for the First Trust 10 Uncommon Values Portfolio and 1.47% for each of the other Funds' average daily net assets. First Trust has entered into an agreement with the Registrant that allows First Trust to recover from the Funds any fees waived or expenses reimbursed during the three

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2006 (UNAUDITED)

year period of January 1, 2005 through December 31, 2007. However, First Trust's ability to recover such amounts is limited to the extent that it would not exceed the amount waived or reimbursed during such period. To the extend that the actual expense ratio of a particular Fund is less than such Fund's applicable expense cap, First Trust may recover a portion of the previously waived or reimbursed amount equal to the amount that the expense cap exceeds the actual expense ratio. These amounts are included in "Expenses previously waived or reimbursed" on the Statements of Operations. The fees recovered, fees waived and expenses reimbursed by First Trust for the six months ended June 30, 2006, are as follows:

                                           FEES RECOVERED     FEES WAIVED   EXPENSES REIMBURSED
                                           --------------     -----------   -------------------
Target Managed VIP Portfolio ............      $22,423          $    --             $   --
The Dow(SM) Dart 10 Portfolio ...........           --            6,330                 --
The Dow(SM) Target Dividend Portfolio ...       12,332               --                 --
Global Dividend Target 15 Portfolio .....        2,126               --                 --
S&P Target 24 Portfolio .................           --            4,942                 --
NASDAQ(R) Target 15 Portfolio ...........           --           11,932                 --
First Trust 10 Uncommon Values Portfolio            --           13,334                 --
Value Line(R) Target 25 Portfolio .......        7,794               --                 --
First Trust Energy Portfolio ............           --            5,743                 --
First Trust Financial Services Portfolio            --            7,936                 --
First Trust Pharmaceutical Portfolio ....           --            8,813                 --
First Trust Technology Portfolio ........           --            4,295              8,361


PFPC Inc. ("PFPC") serves as the Registrant's administrator. In addition, PFPC also provides certain fund accounting, administration and transfer agency services in accordance with certain fee arrangements.

PFPC Trust Company serves as the custodian to the Funds.

The Registrant pays each Trustee who is not an officer or employee of First Trust or any of its affiliates an annual retainer of $10,000 which includes compensation for all board and committee meetings. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings.

                              4. DISTRIBUTION PLAN

The Registrant, on behalf of each Fund, has adopted a 12b-1 Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which provides that Interests of each of the Funds will be subject to an annual service fee.

FTP serves as the selling agent and distributor of Interests of the Funds. In this capacity, FTP manages the offering of the Funds' Interests and is responsible for all sales and promotional activities. The Plan reimburses FTP for its costs in connection with these activities. FTP also uses the service fee to compensate American Skandia for providing account services to policy owners. These services include establishing and maintaining policy owner accounts, answering inquiries, and providing personal services to policy owners. Each Fund may spend up to 0.25% per year of the average daily net assets of its Interests as a service fee under the Plan. In addition, the Plan permits First Trust to use a portion of its advisory fee to compensate FTP for expenses incurred in connection with the sales and distribution of a Fund's Interest including, without limitation, expenses of preparing, printing and distributing prospectuses to persons other than Interest holders or policy owners, as well as compensating its sales force, printing and distributing advertising and sales literature and reports to Interest holders and policy owners used in connection with the sale of a Fund's Interests, certain other expenses associated with the distribution of the Funds, and any distribution-related expenses that may be authorized by the Board of Trustees.

Payments under the Plan were suspended on May 1, 2003 for all the Funds with the exception of the First Trust 10 Uncommon Values Portfolio. On May 1, 2004, payments were reinstated for all Funds with the exception of the Sector Funds. During the six months ended June 30, 2006, all service fees received by FTP were paid to American Skandia, with no portion of such fees retained by FTP. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested Trustees, who have no direct or indirect financial interest in the Plan, cast in person at a meeting called for the purpose of voting on the Plan.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2006 (UNAUDITED)

                      5. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, excluding U.S. government and short-term investments, for the six months ended June 30, 2006, were as follows:

                                                     PURCHASES         SALES
                                                    ------------    ------------

Target Managed VIP Portfolio ...................    $154,609,394    $164,817,861
The Dow(SM) DART 10 Portfolio ..................       5,066,554       5,533,080
The Dow(SM) Target Dividend Portfolio ..........      67,829,510      53,836,593
Global Dividend Target 15 Portfolio ............      29,331,529      21,417,322
S&P Target 24 Portfolio ........................      15,588,028      18,004,898
NASDAQ(R) Target 15 Portfolio ..................       5,489,491       5,715,299
First Trust 10 Uncommon Values Portfolio .......       5,572,874       6,182,477
Value Line(R) Target 25 Portfolio ..............      57,586,951      64,636,069
First Trust Energy Portfolio ...................       1,304,486       1,691,162
First Trust Financial Services Portfolio .......         495,274         898,850
First Trust Pharmaceutical Portfolio ...........         749,878       1,026,198
First Trust Technology Portfolio ...............         463,404         665,165


                             6. MEMBERSHIP INTERESTS

The Registrant has authorized an unlimited number of Membership Interests without par value of one or more series.

                            7. CONCENTRATION OF RISK

The Funds may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in the securities of U.S. companies and the U.S. government. These risks include re-valuation of currencies and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

Each Fund may invest up to 15% of its net assets in illiquid securities, including securities that are not readily marketable, securities that are restricted as to disposition under Federal securities law or otherwise, repurchase agreements maturing in more than seven days, certain options traded in the over-the-counter market and the securities to which such options relate. In purchasing securities, which cannot be sold by a Fund without registration under the Securities Act of 1933, as amended, a Fund will endeavor to obtain the right to registration at the expense of the issuer. There generally will be a lapse of time between the decision by a Fund to sell any such security and the registration of the security permitting the sale. During any such period, the security will be subject to market fluctuations.

Each Fund is classified as "non-diversified" and is limited as to the percentage of its assets which may be invested in securities of any one issuer only by its own investment restrictions and diversification requirements. A Fund may therefore invest a relatively high percentage of its assets in a limited number of issuers. This does expose each Fund to greater market fluctuations than is experienced by a diversified fund. Each Fund is more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuer in which it invests.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2006 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Registrant uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Registrant's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Registrant's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and
(4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT CONTRACT

At a meeting held on March 13, 2006, the Trustees unanimously approved the continuation of the Investment Advisory and Management Agreement (the "Agreement") between First Trust Advisors L.P. ("First Trust") and First Defined Portfolio Fund, LLC (the "Company") for each portfolio of the Company (each a "Fund") other than The Dow(SM) Target Dividend Portfolio (for which the contract had been approved for an initial two-year period at a meeting in March 2005). While the Board previously renewed the Agreement in September 2005 for each Fund other than The Dow(SM) Target Dividend Portfolio, First Trust asked the Board to reconsider the Agreement at the March 2006 meeting so that in the future all advisory contracts for the First Trust Fund Complex would be considered at the same time. Because of its recent review of the Agreement, the Board considered its previous findings in approving the Agreement and determined that they continue to be relevant. The Board of Trustees determined that the Agreement continues to be in the best interests of the Company and each applicable Fund and that the compensation arrangement set forth in the Agreement as to each Fund is fair and reasonable in light of the nature, extent and quality of the services provided by First Trust and such other matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment.

To reach this determination, the Trustees considered their duties under the Investment Company Act of 1940, as amended (the "1940 Act") as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Trustees in voting on such agreements. The Independent Trustees received advice from independent legal counsel. The Trustees also applied their business judgment to determine whether the arrangement between the Company and First Trust was a reasonable business arrangement from the Funds' perspective as well as from the perspective of interest holders. In reviewing such arrangement, the Board of Trustees considered factors such as the nature, extent and quality of services provided by First Trust under the Agreement, the investment performance of the Funds, the performance of the Funds in various asset allocation models, the fairness of the fees and expenses paid by the Funds, whether the fee levels reflect any economies of scale, and any profitability realized by First Trust under the Agreement.

The Trustees considered the nature, extent and quality of services provided by First Trust, including the investment of each Fund's assets and the overall administration of each Fund. The Board also considered the experience and skills of the personnel primarily responsible for providing services to the Funds and noted the compliance program that had been developed by First Trust. In light of these considerations and their familiarity with First Trust, the Trustees concluded that the nature, extent and quality of services provided by First Trust to the Company and the Funds has been and is expected to remain satisfactory.

The Board considered both the long-term and short-term performance of each Fund. In their review of performance, the Trustees reconsidered the data compiled by Lipper, Inc. ("Lipper") presented at the September meeting comparing each applicable Fund's performance to a group of similar funds and to its benchmark for periods ended June 30, 2005. The Board also reviewed Fund performance information as compared to benchmark indexes for periods ended December 31, 2005 and determined that the performance information provided previously was generally representative of each Fund's overall performance. The Board noted the disappointing short-term and longer-term performance of The Dow(SM) DART 10 Portfolio and the NASDAQ(R) Target 15 Portfolio, as compared to their

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
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                       FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2006 (UNAUDITED)

respective peer groups, and noted that the one-year performance of The Dow(SM) DART 10 Portfolio as of June 30, 2005 compared favorably to its benchmark and that the NASDAQ(R) Target 15 Portfolio had outperformed its benchmark for the one year period ended December 31, 2005 and since inception of the Fund. The Board noted that the Funds' investment results were consistent with their investment objectives and generally tracked that of their respective benchmarks. The Board noted that changes in the Funds' benchmarks and investment policies over the years affected the utility of comparisons with peer group and benchmark performance. After considering such information as deemed appropriate, the Board concluded that overall performance for the Funds was satisfactory.

The Trustees considered the fees and expenses of each applicable Fund and noted that each Fund's advisory fee is 0.60% of average daily net assets. The Trustees noted their previous review of the fees and expenses of the Funds as compared to the fees and expenses paid by similar funds. The Trustees noted the higher total expense ratios for the Funds as compared to the total expense ratios of similar funds. The Trustees considered that First Trust has agreed to waive fees and reimburse expenses of each Fund through December 31, 2007 in order to prevent total operating expenses (excluding extraordinary expenses and brokerage fees) from exceeding 1.47% of average daily net assets (1.37% for the First Trust 10 Uncommon Values Portfolio). The Board of Trustees noted that the expense waiver and reimbursement policy has resulted in First Trust waiving a significant portion of the advisory fees otherwise payable by the Funds, and that although First Trust was entitled to recover a portion of any reimbursed amount to the extent a Fund's expense ratio was under the cap, as of December 31, 2005, no Fund's expense ratio permitted such recovery. The Trustees also considered the advisory fees paid to First Trust by other funds, noting that those fees generally were similar, except for those funds for which First Trust served as sub-adviser, for which the annual fee was lower. The Trustees noted that First Trust told them that the nature of the services provided to those clients may not be comparable to those provided to the Funds. Based on the information provided, the Board concluded that the advisory fee, coupled with the fee waiver and expense reimbursement, was reasonable. The Trustees noted that First Trust has not identified any economies of scale that could be shared with interest holders.

Based on information provided by First Trust, the Trustees analyzed the profitability to First Trust of providing services to the Funds. The Board noted the inherently subjective nature of any allocation methodology (and noted that First Trust had provided profitability data based on two different methodologies), and noted that, based on the information provided, First Trust operated most of the Funds and the Company, in total, at a loss. In addition, the Trustees considered and discussed any ancillary benefits derived by First Trust from its relationship with the Funds and noted that First Trust does not utilize soft dollars in its management of the Funds and therefore the typical fall-out benefits are not present. The Trustees concluded that any other fall-out benefits received by First Trust or its affiliates would appear to be attenuated.

Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each applicable Fund. No single factor was determinative in the Board's analysis.


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ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant  to Rule  30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant  to Rule 30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FIRST DEFINED PORTFOLIO FUND, LLC

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     AUGUST 23, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     AUGUST 23, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date     AUGUST 23, 2006
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.